Schedule of Investments (unaudited)
December 31, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
AAR Corp.(a)(b)	2,244,221	$ 140,039,390
AeroVironment, Inc.(a)(b)(c)	1,759,148	221,723,014
Kaman Corp.(a)	1,895,979	45,408,697
Mercury Systems, Inc.(a)(b)(c)	3,492,225	127,710,668
Moog, Inc., Class A(a)	1,923,595	278,498,084
National Presto Industries, Inc.	352,103	28,266,829
Triumph Group, Inc.(a)(b)(c)	4,076,599	67,590,011
		909,236,693
Air Freight & Logistics — 0.4%
Forward Air Corp.(a)	1,718,334	108,031,659
Hub Group, Inc., Class A(a)(b)(c)	2,087,510	191,925,669
		299,957,328
Automobile Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	7,865,023	69,290,853
Dana, Inc.(a)	8,600,526	125,653,685
Dorman Products, Inc.(a)(b)(c)	1,896,854	158,216,592
Gentherm, Inc.(a)(b)(c)	2,196,095	114,987,534
LCI Industries(a)	1,694,643	213,033,572
Patrick Industries, Inc.(a)	1,392,857	139,773,200
Phinia, Inc.(a)	3,126,803	94,710,863
Standard Motor Products, Inc.(a)	1,255,501	49,981,495
XPEL, Inc.(a)(b)(c)	1,424,857	76,728,549
		1,042,376,343
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	2,001,766	145,888,706
Banks — 9.4%
Ameris Bancorp(a)	4,303,100	228,279,455
Atlantic Union Bankshares Corp.(a)	4,857,572	177,495,681
Axos Financial, Inc.(a)(b)(c)	3,406,309	185,984,471
Banc of California, Inc.	7,272,020	97,663,229
BancFirst Corp.	973,160	94,717,663
Bancorp, Inc. (The)(a)(b)(c)	3,557,097	137,161,660
Bank of Hawaii Corp.(a)	2,635,272	190,951,809
BankUnited, Inc.(a)	4,933,171	159,982,736
Banner Corp.(a)	2,277,083	121,960,565
Berkshire Hills Bancorp, Inc.(a)	2,842,310	70,574,557
Brookline Bancorp, Inc.(a)	5,916,346	64,547,335
Capitol Federal Financial, Inc.(a)	8,491,724	54,771,620
Cathay General Bancorp(a)	4,373,180	194,912,633
Central Pacific Financial Corp.(a)	1,597,517	31,439,135
City Holding Co.(a)	983,280	108,416,453
Community Bank System, Inc.(a)	3,539,197	184,427,556
Customers Bancorp, Inc.(a)(b)(c)	1,898,291	109,379,527
CVB Financial Corp.(a)	8,775,473	177,176,800
Dime Community Bancshares, Inc.(a)	2,346,117	63,180,931
Eagle Bancorp, Inc.(a)	1,990,479	59,993,037
FB Financial Corp.(a)	2,360,446	94,063,773
First BanCorp/Puerto Rico(a)	11,439,245	188,175,580
First Bancorp/Southern Pines NC(a)	2,724,106	100,819,163
First Commonwealth Financial Corp.(a)	6,769,396	104,519,474
First Financial Bancorp(a)	6,306,064	149,769,020
First Hawaiian, Inc.(a)	8,539,855	195,221,085
Fulton Financial Corp.(a)	9,548,877	157,174,515
Hanmi Financial Corp.(a)	2,014,954	39,090,108
Heritage Financial Corp.(a)	2,313,744	49,490,984
Hilltop Holdings, Inc.	3,082,013	108,517,678
Hope Bancorp, Inc.(a)	7,962,497	96,186,964
Independent Bank Corp.(a)	2,907,212	191,323,622
Security	Shares	Value
Banks (continued)
Independent Bank Group, Inc.(a)	2,405,344	$ 122,383,903
Lakeland Financial Corp.(a)	1,686,001	109,859,825
National Bank Holdings Corp., Class A(a)	2,503,346	93,099,438
NBT Bancorp, Inc.(a)	3,121,674	130,829,357
Northfield Bancorp, Inc.(a)	2,703,412	34,008,923
Northwest Bancshares, Inc.(a)	8,426,294	105,160,149
OFG Bancorp(a)	3,119,686	116,925,831
Pacific Premier Bancorp, Inc.(a)	6,357,641	185,070,930
Park National Corp.(a)	960,224	127,575,361
Pathward Financial, Inc.(a)(c)	1,735,855	91,878,805
Preferred Bank	590,912	43,166,122
Provident Financial Services, Inc.(a)	5,007,951	90,293,357
Renasant Corp.(a)	3,721,905	125,353,760
S&T Bancorp, Inc.(a)	2,534,769	84,711,980
Seacoast Banking Corp. of Florida(a)	5,644,975	160,655,989
ServisFirst Bancshares, Inc.(a)	3,278,300	218,433,129
Simmons First National Corp., Class A(a)	8,298,014	164,632,598
Southside Bancshares, Inc.(a)	1,914,600	59,965,272
Stellar Bancorp, Inc.(a)	3,174,968	88,391,109
Tompkins Financial Corp.(a)	844,190	50,845,564
Triumph Financial, Inc.(a)(b)(c)	1,455,006	116,662,381
TrustCo Bank Corp.(a)	1,261,186	39,159,825
Trustmark Corp.(a)	4,048,604	112,875,080
United Community Banks, Inc.(a)	7,887,717	230,794,599
Veritex Holdings, Inc.(a)	3,601,249	83,801,064
WaFd, Inc.(a)	4,291,706	141,454,630
Westamerica BanCorp(a)	1,766,682	99,658,532
WSFS Financial Corp.(a)	4,026,196	184,923,182
		7,199,939,514
Beverages — 0.2%
MGP Ingredients, Inc.(c)	1,046,732	103,124,037
National Beverage Corp.(b)	1,563,135	77,719,072
		180,843,109
Biotechnology — 2.2%
Alkermes PLC(a)(b)	11,164,737	309,709,804
Arcus Biosciences, Inc.(b)(c)	3,621,184	69,164,614
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	6,701,800	112,657,258
Cytokinetics, Inc.(a)(b)(c)	6,560,760	547,757,852
Dynavax Technologies Corp.(a)(b)(c)	8,654,515	120,990,120
Ironwood Pharmaceuticals, Inc., Class A(a)(b)(c)	9,200,732	105,256,374
Myriad Genetics, Inc.(a)(b)(c)	5,936,544	113,625,452
REGENXBIO, Inc.(a)(b)(c)	2,708,951	48,625,670
Vericel Corp.(a)(b)(c)	3,195,738	113,800,230
Vir Biotechnology, Inc.(b)(c)	5,766,438	58,010,366
Xencor, Inc.(a)(b)(c)	4,077,326	86,561,631
		1,686,159,371
Broadline Retail — 0.3%
Kohl’s Corp.(a)	7,406,925	212,430,609
Building Products — 2.5%
AAON, Inc.(a)(c)	4,511,324	333,251,504
American Woodmark Corp.(a)(b)	1,099,704	102,107,516
Apogee Enterprises, Inc.(a)	1,478,291	78,955,522
Armstrong World Industries, Inc.(a)	2,955,775	290,611,798
AZZ, Inc.(a)	1,679,525	97,563,607
Gibraltar Industries, Inc.(a)(b)	2,037,154	160,894,423
Griffon Corp.(a)	2,741,141	167,072,544
Hayward Holdings, Inc.(b)(c)	8,442,368	114,816,205
Insteel Industries, Inc.(a)	1,303,009	49,892,215
Masterbrand, Inc.(a)(b)(c)	8,486,461	126,023,946
PGT Innovations, Inc.(a)(b)(c)	3,818,645	155,418,851

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Quanex Building Products Corp.(a)	2,216,255	$ 67,750,915
Resideo Technologies, Inc.(a)(b)(c)	9,771,105	183,892,196
		1,928,251,242
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A(a)	4,535,531	200,379,760
B Riley Financial, Inc.(c)	1,106,153	23,218,151
Brightsphere Investment Group, Inc.(a)	2,175,267	41,678,116
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,661,698	103,640,104
Moelis & Co., Class A	2,824,315	158,528,801
Piper Sandler Cos.(a)	1,006,827	176,063,837
PJT Partners, Inc., Class A(c)	1,060,674	108,050,860
StoneX Group, Inc.(a)(b)(c)	1,822,082	134,524,314
Virtus Investment Partners, Inc.(a)	453,680	109,681,677
WisdomTree, Inc.	7,419,175	51,414,883
		1,107,180,503
Chemicals — 2.4%
AdvanSix, Inc.(a)	1,804,296	54,056,708
Balchem Corp.(a)(c)	2,156,985	320,851,519
Hawkins, Inc.(a)	1,266,934	89,217,492
HB Fuller Co.(a)	3,614,186	294,230,882
Ingevity Corp.(a)(b)(c)	2,256,412	106,547,775
Innospec, Inc.(a)	1,663,974	205,068,156
Koppers Holdings, Inc.(a)(c)	1,399,013	71,657,446
Mativ Holdings, Inc.(a)	3,641,649	55,753,646
Minerals Technologies, Inc.(a)	2,178,427	155,343,629
Quaker Chemical Corp.(a)	926,696	197,775,460
Sensient Technologies Corp.(a)	2,827,481	186,613,746
Stepan Co.(a)	1,422,515	134,498,793
		1,871,615,252
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.(a)	4,385,334	196,594,523
Brady Corp., Class A, NVS	2,999,979	176,068,768
CoreCivic, Inc.(a)(b)	7,607,170	110,532,180
Deluxe Corp.(a)	2,925,177	62,745,047
Enviri Corp.(a)(b)(c)	5,349,220	48,142,980
GEO Group, Inc. (The)(a)(b)	8,173,703	88,521,203
Healthcare Services Group, Inc.(a)(b)	4,961,803	51,453,897
HNI Corp.(a)	3,118,374	130,441,584
Interface, Inc., Class A(a)	3,904,106	49,269,818
Liquidity Services, Inc.(b)(c)	1,500,673	25,826,582
Matthews International Corp., Class A(a)(c)	2,040,670	74,790,555
MillerKnoll, Inc.(a)	4,918,940	131,237,319
OPENLANE, Inc.(a)(b)(c)	7,233,327	107,125,573
Pitney Bowes, Inc.	7,894,604	34,736,258
UniFirst Corp.(a)(c)	1,010,881	184,900,244
Vestis Corp.(a)(c)	8,749,023	184,954,346
Viad Corp.(a)(b)(c)	1,405,493	50,878,847
		1,708,219,724
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)	4,758,882	34,930,194
Digi International, Inc.(a)(b)(c)	2,416,729	62,834,954
Extreme Networks, Inc.(b)(c)	5,838,562	102,992,234
Harmonic, Inc.(a)(b)(c)	7,537,919	98,294,464
NetScout Systems, Inc.(a)(b)(c)	4,769,185	104,683,611
Viasat, Inc.(b)(c)	5,001,316	139,786,782
Viavi Solutions, Inc.(a)(b)(c)	14,886,900	149,911,083
		693,433,322
Construction & Engineering — 1.1%
Arcosa, Inc.(a)(c)	3,262,390	269,603,910
Security	Shares	Value
Construction & Engineering (continued)
Dycom Industries, Inc.(a)(b)(c)	1,962,804	$ 225,899,112
Granite Construction, Inc.(a)	2,940,796	149,568,885
MYR Group, Inc.(a)(b)(c)	1,118,380	161,751,299
		806,823,206
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	1,781,705	58,689,363
Encore Capital Group, Inc.(a)(b)(c)	1,575,882	79,976,011
Enova International, Inc.(a)(b)(c)	1,980,150	109,621,104
EZCORP, Inc., Class A, NVS(b)(c)	3,537,145	30,914,647
Green Dot Corp., Class A(a)(b)(c)	2,992,313	29,623,899
Navient Corp.	5,668,506	105,547,582
PRA Group, Inc.(a)(b)(c)	2,628,316	68,861,879
PROG Holdings, Inc.(a)(b)(c)	2,995,310	92,585,032
World Acceptance Corp.(b)(c)	228,272	29,796,344
		605,615,861
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)(a)	2,124,287	122,231,474
Chefs’ Warehouse, Inc. (The)(a)(b)(c)	2,371,911	69,805,341
PriceSmart, Inc.(a)	1,676,077	127,013,115
SpartanNash Co.(a)	2,317,582	53,188,507
United Natural Foods, Inc.(a)(b)(c)	3,979,125	64,581,199
		436,819,636
Containers & Packaging — 0.5%
Myers Industries, Inc.(a)	2,473,223	48,351,510
O-I Glass, Inc.(a)(b)(c)	10,378,242	169,995,604
Sealed Air Corp.	5,238,358	191,304,834
		409,651,948
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.(a)(b)(c)	2,665,710	157,143,604
Frontdoor, Inc.(a)(b)(c)	5,328,094	187,655,471
Mister Car Wash, Inc.(b)(c)	6,100,415	52,707,586
Perdoceo Education Corp.(a)	4,399,528	77,255,712
Strategic Education, Inc.(a)	1,471,049	135,880,796
Stride, Inc.(a)(b)(c)	2,660,268	157,940,111
		768,583,280
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.(a)	4,858,187	92,402,717
American Assets Trust, Inc.(a)	3,263,960	73,471,740
Armada Hoffler Properties, Inc.(a)	4,512,889	55,824,437
Essential Properties Realty Trust, Inc.(a)	10,439,101	266,823,422
Global Net Lease, Inc.	8,453,169	84,109,032
		572,631,348
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	704,591	27,457,911
Cogent Communications Holdings, Inc.(a)	2,895,847	220,258,123
Consolidated Communications Holdings, Inc.(b)	4,993,368	21,721,151
EchoStar Corp., Class A(b)	1,304,524	21,615,963
Lumen Technologies, Inc.(b)	47,061,267	86,122,119
		377,175,267
Electric Utilities — 0.3%
Otter Tail Corp.(a)	2,791,034	237,154,159
Electrical Equipment — 0.5%
Encore Wire Corp.(a)(c)	1,055,582	225,472,315
Powell Industries, Inc.(a)	611,371	54,045,196
SunPower Corp.(b)(c)	5,767,635	27,857,677
Vicor Corp.(b)(c)	1,511,541	67,928,653
		375,303,841

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc.(a)(c)	2,494,334	$ 271,682,859
Arlo Technologies, Inc.(a)(b)(c)	6,338,099	60,338,702
Badger Meter, Inc.(a)(c)	1,963,369	303,085,273
Benchmark Electronics, Inc.(a)	2,386,459	65,961,727
CTS Corp.(a)	2,086,866	91,279,519
ePlus, Inc.(a)(b)(c)	1,802,896	143,943,217
Fabrinet(a)(b)	2,430,171	462,534,446
Insight Enterprises, Inc.(a)(b)(c)	1,852,439	328,233,666
Itron, Inc.(a)(b)(c)	3,044,085	229,858,858
Knowles Corp.(a)(b)(c)	6,043,813	108,244,691
Methode Electronics, Inc.(a)	2,410,391	54,788,187
OSI Systems, Inc.(a)(b)(c)	1,043,450	134,657,222
PC Connection, Inc.	758,931	51,007,753
Plexus Corp.(a)(b)(c)	1,838,951	198,845,772
Rogers Corp.(a)(b)(c)	1,121,549	148,122,976
Sanmina Corp.(a)(b)(c)	3,829,639	196,728,555
ScanSource, Inc.(a)(b)(c)	1,672,269	66,238,575
TTM Technologies, Inc.(a)(b)(c)	6,846,654	108,245,600
		3,023,797,598
Energy Equipment & Services — 1.9%
Archrock, Inc.(a)	9,192,757	141,568,458
Bristow Group, Inc.(a)(b)(c)	1,611,764	45,564,568
Core Laboratories, Inc.(a)(c)	3,128,409	55,247,703
Dril-Quip, Inc.(a)(b)(c)	2,287,270	53,224,773
Helix Energy Solutions Group, Inc.(a)(b)(c)	9,517,950	97,844,526
Helmerich & Payne, Inc.(a)	6,652,572	240,956,158
Liberty Energy, Inc., Class A(a)	10,268,226	186,265,620
Nabors Industries Ltd.(a)(b)	597,741	48,793,598
Oceaneering International, Inc.(a)(b)(c)	6,742,585	143,482,209
Oil States International, Inc.(a)(b)(c)	4,292,613	29,146,842
Patterson-UTI Energy, Inc.(a)(c)	21,499,186	232,191,209
ProPetro Holding Corp.(a)(b)(c)	5,703,201	47,792,824
RPC, Inc.	5,716,245	41,614,264
U.S. Silica Holdings, Inc.(a)(b)(c)	5,165,858	58,425,854
		1,422,118,606
Entertainment — 0.4%
Cinemark Holdings, Inc.(a)(b)(c)	7,103,668	100,090,682
Madison Square Garden Sports Corp., Class A(a)(b)	1,116,672	203,044,470
Marcus Corp. (The)(a)(c)	1,648,822	24,039,825
		327,174,977
Financial Services — 1.6%
EVERTEC, Inc.(a)	4,403,407	180,275,483
Jackson Financial, Inc., Class A	1,688,147	86,433,126
Mr. Cooper Group, Inc.(a)(b)(c)	4,380,416	285,252,690
NCR Atleos Corp.(a)(b)(c)	4,480,149	108,822,819
NMI Holdings, Inc., Class A(a)(b)(c)	5,426,994	161,073,182
Payoneer Global, Inc.(b)	14,803,769	77,127,636
Radian Group, Inc.	2,915,761	83,244,977
Walker & Dunlop, Inc.(a)	2,238,232	248,466,134
		1,230,696,047
Food Products — 1.4%
B&G Foods, Inc.(a)	5,263,757	55,269,448
Calavo Growers, Inc.(a)	1,193,339	35,096,100
Cal-Maine Foods, Inc.(a)(c)	2,720,802	156,146,827
Fresh Del Monte Produce, Inc.	2,255,167	59,198,134
Hain Celestial Group, Inc. (The)(a)(b)(c)	6,008,391	65,791,881
J & J Snack Foods Corp.(a)	1,032,791	172,620,688
John B Sanfilippo & Son, Inc.(a)	600,108	61,835,128
Simply Good Foods Co. (The)(a)(b)	6,064,801	240,166,120
Tootsie Roll Industries, Inc.(c)	1,160,614	38,578,809
Security	Shares	Value
Food Products (continued)
TreeHouse Foods, Inc.(a)(b)(c)	3,368,646	$ 139,630,377
WK Kellogg Co.(a)	4,413,523	57,993,692
		1,082,327,204
Gas Utilities — 0.3%
Chesapeake Utilities Corp.(a)	1,449,628	153,124,206
Northwest Natural Holding Co.(a)	2,447,681	95,312,698
		248,436,904
Ground Transportation — 0.7%
ArcBest Corp.(a)(c)	1,583,588	190,363,113
Heartland Express, Inc.(c)	3,069,976	43,777,858
Marten Transport Ltd.	3,878,661	81,374,308
RXO, Inc.(a)(b)(c)	7,830,172	182,129,801
		497,645,080
Health Care Equipment & Supplies — 2.5%
Artivion, Inc.(a)(b)(c)	2,620,104	46,847,460
Avanos Medical, Inc.(a)(b)(c)	3,144,416	70,529,251
CONMED Corp.(a)(c)	2,057,702	225,338,946
Embecta Corp.(a)	3,850,124	72,882,847
Glaukos Corp.(a)(b)(c)	3,259,744	259,117,051
ICU Medical, Inc.(a)(b)(c)	1,357,424	135,389,470
Integer Holdings Corp.(a)(b)(c)	2,230,048	220,953,156
LeMaitre Vascular, Inc.(a)(c)	1,331,311	75,565,212
Merit Medical Systems, Inc.(a)(b)(c)	3,863,798	293,494,096
Omnicell, Inc.(a)(b)(c)	3,044,465	114,563,218
OraSure Technologies, Inc.(a)(b)(c)	4,921,964	40,360,105
STAAR Surgical Co.(a)(b)(c)	3,268,932	102,023,368
Tandem Diabetes Care, Inc.(a)(b)(c)	4,357,092	128,882,781
UFP Technologies, Inc.(a)(b)(c)	470,623	80,965,981
Varex Imaging Corp.(a)(b)(c)	2,713,313	55,622,917
		1,922,535,859
Health Care Providers & Services — 3.0%
AdaptHealth Corp.(b)(c)	5,498,206	40,081,922
Addus HomeCare Corp.(a)(b)(c)	1,085,851	100,821,265
Agiliti, Inc.(b)(c)	2,396,048	18,976,700
AMN Healthcare Services, Inc.(a)(b)(c)	2,529,034	189,374,066
Apollo Medical Holdings, Inc.(a)(b)(c)	2,782,428	106,566,992
CorVel Corp.(b)(c)	606,864	150,022,849
Cross Country Healthcare, Inc.(a)(b)(c)	2,219,988	50,260,528
Enhabit, Inc.(a)(b)(c)	3,368,195	34,860,818
Ensign Group, Inc. (The)(a)(c)	3,776,257	423,733,798
Fulgent Genetics, Inc.(b)(c)	1,353,833	39,139,312
ModivCare, Inc.(a)(b)(c)	829,235	36,478,048
National HealthCare Corp.(a)	903,276	83,480,768
NeoGenomics, Inc.(a)(b)(c)	8,531,549	138,040,463
Owens & Minor, Inc.(a)(b)(c)	5,122,526	98,711,076
Pediatrix Medical Group, Inc.(a)(b)(c)	5,547,734	51,593,926
Premier, Inc., Class A(a)	8,009,200	179,085,712
Privia Health Group, Inc.(a)(b)(c)	6,875,143	158,334,543
RadNet, Inc.(b)(c)	3,215,114	111,789,514
Select Medical Holdings Corp.(a)	7,036,662	165,361,557
U.S. Physical Therapy, Inc.(a)	1,003,793	93,493,280
		2,270,207,137
Health Care REITs — 0.5%
CareTrust REIT, Inc.(a)	7,971,458	178,401,230
Community Healthcare Trust, Inc.(a)	1,676,797	44,669,872
LTC Properties, Inc.(a)	2,773,642	89,089,381
Universal Health Realty Income Trust(a)	856,659	37,050,502
		349,210,985
Health Care Technology — 0.6%
Certara, Inc.(b)(c)	7,162,055	125,980,547

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology (continued)
HealthStream, Inc.(a)	1,607,439	$ 43,449,076
Schrodinger, Inc.(a)(b)(c)	3,661,841	131,093,908
Simulations Plus, Inc.(a)(c)	1,066,745	47,736,839
Veradigm, Inc.(a)(b)(c)	7,340,837	77,005,380
		425,265,750
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc.(a)	14,237,943	236,492,233
Chatham Lodging Trust(a)	3,282,711	35,190,662
DiamondRock Hospitality Co.(a)	14,033,642	131,775,898
Pebblebrook Hotel Trust(a)(c)	8,058,733	128,778,553
Service Properties Trust(a)	11,102,772	94,817,673
Summit Hotel Properties, Inc.(a)	7,155,056	48,081,976
Sunstone Hotel Investors, Inc.(a)	13,751,977	147,558,713
Xenia Hotels & Resorts, Inc.(a)	7,102,981	96,742,601
		919,438,309
Hotels, Restaurants & Leisure — 2.1%
BJ’s Restaurants, Inc.(a)(b)	1,555,127	56,000,123
Bloomin’ Brands, Inc.(a)	5,810,893	163,576,638
Brinker International, Inc.(a)(b)(c)	2,957,963	127,724,842
Cheesecake Factory, Inc. (The)(a)	3,127,847	109,505,923
Chuy’s Holdings, Inc.(a)(b)(c)	1,165,889	44,571,936
Cracker Barrel Old Country Store, Inc.(a)	1,481,805	114,217,529
Dave & Buster’s Entertainment, Inc.(a)(b)(c)	2,300,396	123,876,325
Dine Brands Global, Inc.(a)	1,040,628	51,667,180
Golden Entertainment, Inc.(a)	1,437,090	57,383,004
Jack in the Box, Inc.(a)	1,346,358	109,903,204
Monarch Casino & Resort, Inc.	893,797	61,806,063
Papa John’s International, Inc.(a)	2,192,401	167,126,728
Sabre Corp.(a)(b)(c)	25,410,515	111,806,266
Shake Shack, Inc., Class A(a)(b)(c)	2,509,296	185,989,020
Six Flags Entertainment Corp.(a)(b)(c)	4,825,471	121,022,813
		1,606,177,594
Household Durables — 3.6%
Cavco Industries, Inc.(a)(b)(c)	518,137	179,596,647
Century Communities, Inc.(a)	1,892,768	172,506,876
Ethan Allen Interiors, Inc.(a)	1,535,852	49,024,396
Green Brick Partners, Inc.(b)(c)	1,702,013	88,402,555
Installed Building Products, Inc.(a)(c)	1,577,554	288,408,422
iRobot Corp.(a)(b)(c)	1,866,376	72,228,751
La-Z-Boy, Inc.(a)	2,882,956	106,438,736
LGI Homes, Inc.(a)(b)(c)	1,372,046	182,701,645
M/I Homes, Inc.(a)(b)(c)	1,863,418	256,667,195
MDC Holdings, Inc.(a)	3,996,857	220,826,349
Meritage Homes Corp.(a)(c)	2,459,325	428,414,415
Newell Brands, Inc.(a)	25,498,990	221,331,233
Sonos, Inc.(a)(b)(c)	8,585,222	147,150,705
Tri Pointe Homes, Inc.(a)(b)(c)	6,494,193	229,894,432
Worthington Enterprises, Inc.	2,038,242	117,300,827
		2,760,893,184
Household Products — 0.7%
Central Garden & Pet Co.(a)(b)(c)	644,093	32,275,500
Central Garden & Pet Co., Class A, NVS(b)(c)	2,741,581	120,739,227
Energizer Holdings, Inc.(a)	4,450,134	140,980,245
WD-40 Co.(a)(c)	907,168	216,876,654
		510,871,626
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A	2,325,648	59,490,076
Clearway Energy, Inc., Class C(a)	4,005,985	109,884,169
		169,374,245
Security	Shares	Value
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	1,876,504	$ 189,189,133
LXP Industrial Trust(a)	19,584,034	194,273,617
		383,462,750
Insurance — 2.4%
Ambac Financial Group, Inc.(b)(c)	2,217,455	36,543,658
American Equity Investment Life Holding Co.(a)(b)(c)	4,177,326	233,094,791
AMERISAFE, Inc.(a)	1,284,520	60,089,846
Assured Guaranty Ltd.(a)	3,636,904	272,149,526
Employers Holdings, Inc.(a)	1,707,559	67,277,825
Genworth Financial, Inc., Class A(a)(b)(c)	29,327,808	195,909,757
Goosehead Insurance, Inc., Class A(a)(b)(c)	1,635,074	123,938,609
HCI Group, Inc.	402,634	35,190,212
Horace Mann Educators Corp.(a)	2,707,135	88,523,314
Lincoln National Corp.	7,759,699	209,279,082
Mercury General Corp.	1,785,928	66,632,974
Palomar Holdings, Inc.(a)(b)(c)	1,661,524	92,214,582
ProAssurance Corp.(a)	3,378,963	46,595,900
Safety Insurance Group, Inc.(a)	980,628	74,517,922
SiriusPoint Ltd.(b)(c)	6,006,618	69,676,769
Stewart Information Services Corp.(a)	1,813,950	106,569,563
Trupanion, Inc.(a)(b)(c)	2,392,980	73,009,820
United Fire Group, Inc.(a)	1,425,901	28,689,128
		1,879,903,278
Interactive Media & Services — 0.9%
Cargurus, Inc., Class A(a)(b)(c)	5,735,626	138,572,724
Cars.com, Inc.(a)(b)(c)	4,125,323	78,257,377
QuinStreet, Inc.(a)(b)(c)	3,472,676	44,519,706
Shutterstock, Inc.	1,607,610	77,615,411
TripAdvisor, Inc.(a)(b)(c)	7,237,006	155,812,739
Yelp, Inc.(a)(b)(c)	4,581,932	216,908,661
		711,686,618
IT Services — 0.6%
DXC Technology Co.(a)(b)(c)	12,954,878	296,278,060
Perficient, Inc.(a)(b)(c)	2,327,381	153,188,217
		449,466,277
Leisure Products — 0.4%
Sturm Ruger & Co., Inc.(a)	1,190,802	54,121,951
Topgolf Callaway Brands Corp.(a)(b)(c)	9,511,358	136,392,874
Vista Outdoor, Inc.(a)(b)(c)	3,888,246	114,975,434
		305,490,259
Life Sciences Tools & Services — 0.4%
BioLife Solutions, Inc.(a)(b)(c)	2,327,838	37,827,367
Cytek Biosciences, Inc.(b)(c)	6,626,445	60,433,178
Fortrea Holdings, Inc.(a)(b)(c)	5,906,178	206,125,612
Mesa Laboratories, Inc.(a)(c)	343,052	35,941,558
OmniAb, Inc., 12.50 Earnout Shares(d)	450,637	—
OmniAb, Inc., 15.00 Earnout Shares(d)	450,637	—
		340,327,715
Machinery — 4.8%
3D Systems Corp.(a)(b)(c)	8,932,636	56,722,239
Alamo Group, Inc.(a)	691,494	145,345,124
Albany International Corp., Class A(a)(c)	2,087,500	205,034,250
Astec Industries, Inc.(a)	1,522,349	56,631,383
Barnes Group, Inc.(a)	3,393,440	110,727,947
Enerpac Tool Group Corp., Class A(a)(c)	3,638,822	113,130,976
Enpro, Inc.(a)	1,398,989	219,277,536
ESCO Technologies, Inc.(a)	1,725,405	201,924,147
Federal Signal Corp.(a)(c)	4,076,227	312,809,660
Franklin Electric Co., Inc.(a)	2,654,279	256,536,065

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Greenbrier Cos., Inc. (The)(a)	2,083,142	$ 92,033,214
Hillenbrand, Inc.(a)	4,678,522	223,867,278
John Bean Technologies Corp.(a)	2,130,458	211,874,048
Kennametal, Inc.(a)	5,328,823	137,430,345
Lindsay Corp.(a)	739,709	95,540,814
Mueller Industries, Inc.(a)	7,594,914	358,100,195
Proto Labs, Inc.(a)(b)(c)	1,732,510	67,498,590
SPX Technologies, Inc.(a)(b)(c)	3,053,938	308,478,277
Standex International Corp.(a)	795,814	126,041,021
Tennant Co.(a)	1,250,776	115,934,427
Titan International, Inc.(a)(b)(c)	3,399,309	50,581,718
Trinity Industries, Inc.(a)	5,480,190	145,718,252
Wabash National Corp.(a)	3,086,709	79,081,485
		3,690,318,991
Marine Transportation — 0.3%
Matson, Inc.(a)	2,337,431	256,182,438
Media — 0.6%
AMC Networks, Inc., Class A(a)(b)(c)	2,047,197	38,466,832
DISH Network Corp., Class A(a)(b)(c)	16,695,631	96,333,791
EW Scripps Co. (The), Class A, NVS(a)(b)(c)	3,979,035	31,792,490
John Wiley & Sons, Inc., Class A(a)	2,845,948	90,330,390
Scholastic Corp., NVS(a)	1,834,532	69,161,856
TechTarget, Inc.(a)(b)(c)	1,719,339	59,936,158
Thryv Holdings, Inc.(a)(b)(c)	2,067,313	42,069,820
		428,091,337
Metals & Mining — 2.2%
Alpha Metallurgical Resources, Inc.(a)	791,053	268,103,683
ATI, Inc.(a)(b)(c)	8,534,488	388,063,169
Carpenter Technology Corp.(a)	3,299,271	233,588,387
Century Aluminum Co.(b)(c)	3,476,702	42,207,162
Compass Minerals International, Inc.(a)	2,259,778	57,217,579
Haynes International, Inc.(a)	855,437	48,802,681
Kaiser Aluminum Corp.(a)	1,075,940	76,596,169
Materion Corp.(a)(c)	1,381,156	179,729,830
Olympic Steel, Inc.(a)	658,168	43,899,806
SunCoke Energy, Inc.(a)	5,607,409	60,223,573
TimkenSteel Corp.(a)(b)(c)	2,571,824	60,309,273
Warrior Met Coal, Inc.(c)	2,470,246	150,610,899
Worthington Steel, Inc.(b)	2,040,505	57,338,191
		1,666,690,402
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Apollo Commercial Real Estate Finance, Inc.(a)	8,708,679	102,239,891
Arbor Realty Trust, Inc.(a)(c)	9,861,728	149,701,031
ARMOUR Residential REIT, Inc.(a)(c)	3,281,211	63,392,997
Blackstone Mortgage Trust, Inc., Class A(a)(c)	11,528,179	245,204,367
Ellington Financial, Inc.(a)	5,220,915	66,357,830
Franklin BSP Realty Trust, Inc.(a)	5,496,987	74,264,294
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	7,393,830	203,921,831
KKR Real Estate Finance Trust, Inc.(a)	3,911,956	51,755,178
New York Mortgage Trust, Inc.(a)(c)	6,069,737	51,774,857
PennyMac Mortgage Investment Trust(a)	5,810,972	86,874,031
Ready Capital Corp.(a)	10,602,873	108,679,448
Redwood Trust, Inc.(a)	7,943,861	58,864,010
Two Harbors Investment Corp.(a)	6,442,291	89,741,114
		1,352,770,879
Multi-Utilities — 0.3%
Avista Corp.(a)	5,139,961	183,702,206
Unitil Corp.(a)	1,077,660	56,652,586
		240,354,792
Security	Shares	Value
Office REITs — 1.0%
Brandywine Realty Trust(a)	11,446,413	$ 61,810,630
Douglas Emmett, Inc.	8,150,864	118,187,528
Easterly Government Properties, Inc.(a)	6,331,915	85,100,938
Highwoods Properties, Inc.(a)	7,074,053	162,420,257
Hudson Pacific Properties, Inc.(a)	8,499,117	79,126,779
JBG SMITH Properties(a)	5,773,387	98,205,313
SL Green Realty Corp.(a)	4,270,492	192,898,124
		797,749,569
Oil, Gas & Consumable Fuels — 2.3%
California Resources Corp.(a)	4,316,068	236,002,598
Callon Petroleum Co.(a)(b)(c)	3,720,642	120,548,801
Comstock Resources, Inc.	6,150,749	54,434,129
CONSOL Energy, Inc.(a)	1,867,795	187,769,431
CVR Energy, Inc.	1,952,469	59,159,811
Dorian LPG Ltd.(a)	2,284,387	100,216,058
Green Plains, Inc.(a)(b)(c)	3,655,598	92,194,182
Northern Oil & Gas, Inc.(a)	6,119,939	226,866,139
Par Pacific Holdings, Inc.(b)(c)	2,888,579	105,057,618
REX American Resources Corp.(a)(b)	1,019,930	48,242,689
SM Energy Co.(a)	7,781,679	301,306,611
Talos Energy, Inc.(a)(b)(c)	6,752,391	96,086,524
Vital Energy, Inc.(a)(b)(c)	1,659,795	75,504,075
World Kinect Corp.(a)	4,032,064	91,850,418
		1,795,239,084
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)(b)(c)	1,112,799	40,194,300
Mercer International, Inc.	2,974,527	28,198,516
Sylvamo Corp.(a)	2,372,457	116,511,363
		184,904,179
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)(b)	8,566,638	334,698,547
Allegiant Travel Co.(a)	1,010,565	83,482,775
JetBlue Airways Corp.(a)(b)(c)	22,307,716	123,807,824
SkyWest, Inc.(a)(b)	2,740,845	143,072,109
Sun Country Airlines Holdings, Inc.(b)(c)	2,618,765	41,193,173
		726,254,428
Personal Care Products — 1.3%
Edgewell Personal Care Co.(a)	3,401,891	124,611,267
elf Beauty, Inc.(a)(b)(c)	3,692,120	532,920,601
Inter Parfums, Inc.	1,198,616	172,612,690
Medifast, Inc.(a)	731,814	49,192,537
Nu Skin Enterprises, Inc., Class A(a)	3,309,119	64,263,091
USANA Health Sciences, Inc.(b)(c)	745,406	39,953,762
		983,553,948
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.(a)(b)(c)	2,501,289	154,704,725
ANI Pharmaceuticals, Inc.(b)(c)	1,009,056	55,639,348
Collegium Pharmaceutical, Inc.(a)(b)(c)	2,161,929	66,544,175
Corcept Therapeutics, Inc.(a)(b)(c)	6,039,198	196,153,151
Harmony Biosciences Holdings, Inc.(b)(c)	2,203,789	71,182,385
Innoviva, Inc.(a)(b)(c)	3,776,359	60,572,798
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,097,765	78,402,376
Organon & Co.(a)	17,103,502	246,632,499
Pacira BioSciences, Inc.(a)(b)(c)	3,119,952	105,267,180
Phibro Animal Health Corp., Class A(a)	1,362,305	15,775,492
Prestige Consumer Healthcare, Inc.(a)(b)(c)	3,320,479	203,279,724
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,658,729	105,883,617
		1,360,037,470
Professional Services — 1.1%
CSG Systems International, Inc.(a)	1,882,896	100,188,896

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Forrester Research, Inc.(b)(c)	786,730	$ 21,092,231
Heidrick & Struggles International, Inc.(a)	1,347,683	39,797,079
Kelly Services, Inc., Class A, NVS	2,146,940	46,416,843
Korn Ferry(a)	3,526,868	209,319,616
NV5 Global, Inc.(a)(b)(c)	851,715	94,642,571
Resources Connection, Inc.(a)	2,144,240	30,383,881
TrueBlue, Inc.(a)(b)(c)	2,085,729	31,995,083
TTEC Holdings, Inc.	1,270,547	27,532,753
Verra Mobility Corp., Class A(a)(b)(c)	11,127,989	256,277,587
		857,646,540
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.(a)(b)(c)	7,423,522	60,204,763
Cushman & Wakefield PLC(b)	9,581,275	103,477,770
eXp World Holdings, Inc.(c)	5,166,725	80,187,572
Kennedy-Wilson Holdings, Inc.(a)	7,960,146	98,546,607
Marcus & Millichap, Inc.(c)	1,598,923	69,840,957
St. Joe Co. (The)(c)	2,383,656	143,448,418
		555,706,087
Residential REITs — 0.4%
Centerspace(a)	1,008,182	58,676,192
Elme Communities(a)	5,881,123	85,864,396
NexPoint Residential Trust, Inc.(a)	1,519,767	52,325,578
Veris Residential, Inc.(a)	5,373,764	84,529,308
		281,395,474
Retail REITs — 1.8%
Acadia Realty Trust(a)	6,384,284	108,468,985
Getty Realty Corp.(a)	3,212,058	93,856,335
Macerich Co. (The)(a)	14,416,472	222,446,163
Phillips Edison & Co., Inc.(a)	8,001,556	291,896,763
Retail Opportunity Investments Corp.(a)	8,463,130	118,737,714
Saul Centers, Inc.	868,708	34,114,163
SITE Centers Corp.	10,042,064	136,873,332
Tanger, Inc.(a)(c)	7,050,227	195,432,292
Urban Edge Properties(a)	7,874,840	144,109,572
Whitestone REIT(a)	3,155,119	38,776,413
		1,384,711,732
Semiconductors & Semiconductor Equipment — 3.1%
Alpha & Omega Semiconductor Ltd.(a)(b)	1,507,419	39,283,339
Axcelis Technologies, Inc.(a)(b)(c)	2,190,856	284,132,115
CEVA, Inc.(a)(b)(c)	1,582,990	35,949,703
Cohu, Inc.(a)(b)(c)	3,180,866	112,570,848
Diodes, Inc.(a)(b)(c)	3,073,762	247,499,316
FormFactor, Inc.(a)(b)(c)	5,208,955	217,265,513
Ichor Holdings Ltd.(a)(b)(c)	1,967,739	66,175,063
Kulicke & Soffa Industries, Inc.(a)	3,779,075	206,790,984
MaxLinear, Inc.(a)(b)(c)	4,969,942	118,135,521
PDF Solutions, Inc.(a)(b)(c)	2,050,094	65,890,021
Photronics, Inc.(a)(b)(c)	4,187,671	131,367,239
Semtech Corp.(a)(b)(c)	4,311,577	94,466,652
SiTime Corp.(a)(b)(c)	1,159,381	141,537,232
SMART Global Holdings, Inc.(a)(b)(c)	3,477,277	65,824,854
SolarEdge Technologies, Inc.(a)(b)(c)	3,800,468	355,723,805
Ultra Clean Holdings, Inc.(a)(b)(c)	3,012,043	102,831,148
Veeco Instruments, Inc.(a)(b)(c)	3,784,227	117,424,564
		2,402,867,917
Software — 3.2%
A10 Networks, Inc.(a)	4,667,102	61,465,733
ACI Worldwide, Inc.(a)(b)(c)	7,275,224	222,621,854
Adeia, Inc.(a)	7,007,031	86,817,114
Agilysys, Inc.(a)(b)(c)	1,363,331	115,637,735
Security	Shares	Value
Software (continued)
Alarm.com Holdings, Inc.(a)(b)(c)	3,345,086	$ 216,159,457
Cerence, Inc.(a)(b)(c)	2,709,827	53,275,199
Consensus Cloud Solutions, Inc.(a)(b)(c)	1,196,824	31,368,757
Digital Turbine, Inc.(a)(b)(c)	6,104,672	41,878,050
DoubleVerify Holdings, Inc.(a)(b)(c)	9,324,930	342,970,925
Envestnet, Inc.(b)(c)	1,719,010	85,125,375
InterDigital, Inc.(a)	1,720,105	186,700,197
LiveRamp Holdings, Inc.(a)(b)(c)	4,385,117	166,108,232
N-able, Inc.(b)(c)	4,654,362	61,670,296
NCR Voyix Corp.(a)(b)	8,958,022	151,480,152
Progress Software Corp.(a)	2,915,856	158,330,981
SPS Commerce, Inc.(a)(b)(c)	2,454,742	475,827,189
Xperi, Inc.(a)(b)	2,907,962	32,045,741
		2,489,482,987
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.(a)	6,062,022	153,369,157
Outfront Media, Inc.(a)	9,723,318	135,737,519
Safehold, Inc.(c)	3,008,105	70,389,657
Uniti Group, Inc.(a)	15,985,473	92,396,034
		451,892,367
Specialty Retail — 4.9%
Abercrombie & Fitch Co., Class A(a)(b)(c)	3,369,021	297,215,033
Academy Sports & Outdoors, Inc.(a)(c)	4,986,566	329,113,356
Advance Auto Parts, Inc.(a)	3,979,175	242,849,050
American Eagle Outfitters, Inc.(a)	12,420,520	262,818,203
America’s Car-Mart, Inc.(a)(b)(c)	390,160	29,562,423
Asbury Automotive Group, Inc.(a)(b)(c)	1,376,640	309,702,701
Boot Barn Holdings, Inc.(a)(b)(c)	2,026,992	155,591,906
Buckle, Inc. (The)	1,993,469	94,729,647
Caleres, Inc.(a)	2,244,549	68,974,991
Chico’s FAS, Inc.(a)(b)(c)	8,268,529	62,675,450
Designer Brands, Inc., Class A(a)(c)	2,946,083	26,072,835
Foot Locker, Inc.(a)	5,482,783	170,788,690
Group 1 Automotive, Inc.(a)(c)	924,841	281,836,046
Guess?, Inc.	1,836,172	42,342,126
Haverty Furniture Cos., Inc.(a)	896,129	31,812,579
Hibbett, Inc.(a)	829,836	59,764,789
Leslie’s, Inc.(a)(b)(c)	12,323,961	85,158,571
MarineMax, Inc.(a)(b)(c)	1,339,589	52,110,012
Monro, Inc.(a)(c)	2,113,051	61,996,916
National Vision Holdings, Inc.(a)(b)(c)	5,239,767	109,668,323
ODP Corp. (The)(a)(b)(c)	2,224,724	125,251,961
Sally Beauty Holdings, Inc.(a)(b)(c)	7,218,112	95,856,527
Shoe Carnival, Inc.(c)	1,209,449	36,537,454
Signet Jewelers Ltd.(a)(c)	3,002,956	322,097,061
Sonic Automotive, Inc., Class A	994,946	55,925,915
Upbound Group, Inc.(a)	2,991,011	101,604,644
Urban Outfitters, Inc.(b)(c)	3,788,247	135,202,535
Victoria’s Secret & Co.(a)(b)(c)	5,173,154	137,295,507
		3,784,555,251
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.(b)(c)	2,896,864	40,845,782
Xerox Holdings Corp.(a)	7,569,339	138,745,984
		179,591,766
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd.(a)(b)(c)	2,725,294	92,605,490
Hanesbrands, Inc.(a)(b)	23,518,615	104,893,023
Kontoor Brands, Inc.(a)	3,345,995	208,857,008
Movado Group, Inc.(a)	1,049,058	31,629,099
Oxford Industries, Inc.(a)	986,420	98,642,000

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Steven Madden Ltd.(a)	4,693,156	$ 197,112,552
Wolverine World Wide, Inc.(a)	5,343,515	47,503,848
		781,243,020
Tobacco — 0.3%
Universal Corp.(a)	1,644,606	110,714,876
Vector Group Ltd.(a)	8,904,330	100,440,842
		211,155,718
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.(a)	2,592,691	447,731,809
Boise Cascade Co.(a)(c)	2,648,599	342,622,767
DXP Enterprises, Inc.(a)(b)(c)	891,183	30,032,867
GMS, Inc.(a)(b)(c)	2,716,281	223,903,043
NOW, Inc.(a)(b)(c)	7,121,719	80,617,859
Rush Enterprises, Inc., Class A(a)	4,088,238	205,638,371
		1,330,546,716
Water Utilities — 0.8%
American States Water Co.(a)	2,474,699	199,015,294
California Water Service Group(a)	3,861,937	200,318,672
Middlesex Water Co.(a)	1,190,939	78,149,417
SJW Group(a)	1,945,430	127,133,851
		604,617,234
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(b)(c)	4,155,139	42,091,558
Shenandoah Telecommunications Co.(a)(c)	3,377,155	73,014,091
Telephone & Data Systems, Inc.(a)	6,600,300	121,115,505
		236,221,154
Total Long-Term Investments — 98.1% (Cost: $64,376,014,829)		75,445,579,744
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(a)(e)(f)	4,585,930,866	$ 4,589,141,018
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(a)(e)	1,469,493,958	1,469,493,958
Total Short-Term Securities — 7.9% (Cost: $6,055,284,492)		6,058,634,976
Total Investments — 106.0% (Cost: $70,431,299,321)		81,504,214,720
Liabilities in Excess of Other Assets — (6.0)%		(4,594,854,220)
Net Assets — 100.0%		$ 76,909,360,500
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
3D Systems Corp.	$ 102,182,418	$ 10,220,726	$ (14,230,711)	$ (15,860,744)	$ (25,589,450)	$ 56,722,239	8,932,636	$ —	$ —
8x8, Inc.(a)	34,349,003	2,690,047	(24,464,675)	(106,508,755)	93,934,380	—	—	—	—
A10 Networks, Inc.	72,406,332	12,755,492	(12,954,756)	331,184	(11,072,519)	61,465,733	4,667,102	830,929	—
AAON, Inc.	296,224,899	36,314,532	(41,523,880)	15,390,140	26,845,813	333,251,504	4,511,324	1,092,730	—
AAR Corp.	130,130,171	20,428,142	(28,317,334)	6,547,183	11,251,228	140,039,390	2,244,221	—	—
Aaron’s Co., Inc.(a)	22,311,151	2,358,610	(25,150,477)	(19,683,119)	20,163,835	—	—	553,564	—
Abercrombie & Fitch Co., Class A	98,817,944	24,403,138	(33,711,310)	13,659,033	194,046,228	297,215,033	3,369,021	—	—
ABM Industries, Inc.	216,184,140	28,792,496	(46,400,672)	1,797,292	(3,778,733)	196,594,523	4,385,334	3,049,856	—
Academy Sports & Outdoors, Inc.	371,182,519	41,149,846	(76,513,658)	10,799,564	(17,504,915)	329,113,356	4,986,566	1,458,201	—
Acadia Realty Trust	95,963,864	8,351,764	(15,769,225)	(9,472,222)	29,394,804	108,468,985	6,384,284	3,492,103	—
ACI Worldwide, Inc.	—	197,487,816	(7,561,112)	368,751	32,326,399	222,621,854	7,275,224	—	—
Addus HomeCare Corp.	125,019,590	15,267,138	(22,418,972)	(253,469)	(16,793,022)	100,821,265	1,085,851	—	—
Adeia, Inc.	62,082,295	—	—	—	24,734,819	86,817,114	7,007,031	1,051,055	—
Adtalem Global Education, Inc.	127,926,317	20,372,401	(49,259,282)	4,951,671	53,152,497	157,143,604	2,665,710	—	—
ADTRAN Holdings, Inc.	81,436,976	6,745,095	(10,135,926)	(7,598,555)	(35,517,396)	34,930,194	4,758,882	922,309	—
Advance Auto Parts, Inc.	—	302,068,846	(29,888,021)	(2,501,204)	(26,830,571)	242,849,050	3,979,175	992,674	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Advanced Energy Industries, Inc.	$ 266,681,030	$ 36,374,045	$ (59,901,410)	$ 12,028,238	$ 16,500,956	$ 271,682,859	2,494,334	$ 790,174	$ —
AdvanSix, Inc.	76,656,303	10,135,450	(16,418,049)	886,946	(17,203,942)	54,056,708	1,804,296	894,055	—
Aerojet Rocketdyne Holdings, Inc.(a)	309,930,501	17,956,693	(337,322,963)	113,289,725	(103,853,956)	—	—	—	—
AeroVironment, Inc.	167,676,570	28,558,220	(35,228,707)	9,731,549	50,985,382	221,723,014	1,759,148	—	—
Agilysys, Inc.	119,751,301	16,606,546	(22,587,777)	7,609,284	(5,741,619)	115,637,735	1,363,331	—	—
Alamo Group, Inc.	138,123,499	18,693,185	(28,907,086)	6,746,747	10,688,779	145,345,124	691,494	475,998	—
Alarm.com Holdings, Inc.	182,914,919	27,350,497	(43,640,506)	(7,070,618)	56,605,165	216,159,457	3,345,086	—	—
Alaska Air Group, Inc.	—	337,379,416	(3,623,923)	44,480	898,574	334,698,547	8,566,638	—	—
Albany International Corp., Class A	202,299,869	26,669,241	(41,909,756)	7,057,881	10,917,015	205,034,250	2,087,500	1,653,342	—
Alexander & Baldwin, Inc.	99,630,606	13,222,864	(20,355,440)	(2,876,372)	2,781,059	92,402,717	4,858,187	3,374,198	—
Alkermes PLC	—	309,526,196	(3,284,544)	14,149	3,454,003	309,709,804	11,164,737	—	—
Allegiant Travel Co.	104,538,121	15,225,114	(26,539,793)	(16,384,368)	6,643,701	83,482,775	1,010,565	1,276,695	—
Alpha & Omega Semiconductor Ltd.	43,950,060	7,056,370	(10,572,151)	(2,060,357)	909,417	39,283,339	1,507,419	—	—
Alpha Metallurgical Resources, Inc.	—	188,703,397	(17,469,087)	3,344,761	93,524,612	268,103,683	791,053	405,803	—
AMC Networks, Inc., Class A	35,658,903	5,041,097	(4,786,837)	(1,994,704)	4,548,373	38,466,832	2,047,197	—	—
American Assets Trust, Inc.	70,755,064	10,155,234	(18,667,021)	(18,415,686)	29,644,149	73,471,740	3,263,960	3,531,342	—
American Axle & Manufacturing Holdings, Inc.	65,189,406	9,373,832	(12,854,706)	(5,854,259)	13,436,580	69,290,853	7,865,023	—	—
American Eagle Outfitters, Inc.	170,730,968	31,118,752	(36,442,848)	5,387,636	92,023,695	262,818,203	12,420,520	3,786,057	—
American Equity Investment Life Holding Co.	184,632,248	29,808,968	(68,967,893)	15,151,529	72,469,939	233,094,791	4,177,326	—	—
American States Water Co.	239,487,349	29,011,873	(47,546,454)	7,090,529	(29,028,003)	199,015,294	2,474,699	3,255,102	—
American Vanguard Corp.(a)	44,332,031	3,392,515	(25,952,537)	(13,972,592)	(7,799,417)	—	—	113,526	—
American Woodmark Corp.	63,064,789	13,034,082	(20,914,275)	(224,894)	47,147,814	102,107,516	1,099,704	—	—
America’s Car-Mart, Inc.	33,227,486	5,341,672	(7,781,324)	(1,292,792)	67,381	29,562,423	390,160	—	—
Ameris Bancorp	173,814,150	5,628,006	(22,696,563)	(2,757,721)	74,291,583	228,279,455	4,303,100	1,981,461	—
AMERISAFE, Inc.	68,324,067	10,976,498	(16,714,643)	(1,383,743)	(1,112,333)	60,089,846	1,284,520	5,831,437	—
AMN Healthcare Services, Inc.	261,702,877	33,402,292	(94,629,381)	8,995,087	(20,096,809)	189,374,066	2,529,034	—	—
Amphastar Pharmaceuticals, Inc.	102,744,038	18,457,214	(29,987,196)	7,708,927	55,781,742	154,704,725	2,501,289	—	—
Andersons, Inc. (The)	93,462,493	15,850,171	(22,275,330)	4,776,348	30,417,792	122,231,474	2,124,287	1,205,713	—
AngioDynamics, Inc.(a)	29,484,283	2,522,880	(23,591,858)	(31,724,349)	23,309,044	—	—	—	—
ANI Pharmaceuticals, Inc.(b)	35,360,373	18,508,361	(11,247,922)	1,315,247	5,744,594	N/A	N/A	—	—
Anika Therapeutics, Inc.(a)	30,577,724	2,113,876	(20,932,065)	(23,274,993)	11,515,458	—	—	—	—
Anywhere Real Estate, Inc.	43,897,144	7,537,873	(12,968,494)	(10,076,369)	31,814,609	60,204,763	7,423,522	—	—
Apogee Enterprises, Inc.	69,807,317	11,746,296	(18,027,344)	1,325,840	14,103,413	78,955,522	1,478,291	1,116,166	—
Apollo Commercial Real Estate Finance, Inc.	88,167,627	13,673,693	(14,364,808)	(13,897,658)	28,661,037	102,239,891	8,708,679	9,318,736	—
Apollo Medical Holdings, Inc.(c)	N/A	14,315,720	(16,797,765)	(12,699,701)	(88,729,040)	106,566,992	2,782,428	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Apple Hospitality REIT, Inc.	$ —	$ 247,993,951	$ (17,105,848)	$ (13,829)	$ 5,617,959	$ 236,492,233	14,237,943	$ 5,271,325	$ —
Applied Industrial Technologies, Inc.	399,375,919	56,247,486	(88,220,666)	23,432,162	56,896,908	447,731,809	2,592,691	2,842,848	—
Arbor Realty Trust, Inc.	—	140,226,702	—	—	9,474,329	149,701,031	9,861,728	7,649,649	—
ArcBest Corp.	162,821,305	24,860,327	(41,982,425)	10,683,823	33,980,083	190,363,113	1,583,588	608,245	—
Archrock, Inc.	95,015,517	17,094,880	(17,228,156)	(1,799,682)	48,485,899	141,568,458	9,192,757	4,358,549	—
Arconic Corp.(a)	194,186,802	11,920,916	(233,498,141)	99,041,991	(71,651,568)	—	—	—	—
Arcosa, Inc.	222,096,270	33,244,598	(51,870,505)	13,778,002	52,355,545	269,603,910	3,262,390	508,633	—
Arcus Biosciences, Inc.(b)	69,313,550	10,448,303	(13,963,399)	(5,073,344)	56,650,434	N/A	N/A	—	—
Arlo Technologies, Inc.	39,065,554	9,924,368	(10,813,636)	2,612,368	19,550,048	60,338,702	6,338,099	—	—
Armada Hoffler Properties, Inc.	58,248,207	7,922,062	(10,624,908)	(3,807,596)	4,086,672	55,824,437	4,512,889	2,701,525	—
ARMOUR Residential REIT, Inc.	62,319,873	41,155,716	(8,905,988)	(10,354,480)	(20,822,124)	63,392,997	3,281,211	9,820,480	—
Armstrong World Industries, Inc.	—	295,518,351	(3,114,514)	1,721	(1,793,760)	290,611,798	2,955,775	—	—
Artisan Partners Asset Management, Inc., Class A	—	178,247,016	(3,278,590)	(236,999)	25,648,333	200,379,760	4,535,531	3,327,406	—
Artivion, Inc.	38,495,097	6,728,750	(11,424,274)	(4,504,099)	17,551,986	46,847,460	2,620,104	—	—
Asbury Automotive Group, Inc.	338,291,310	43,529,648	(95,411,057)	25,197,509	(1,904,709)	309,702,701	1,376,640	—	—
Assured Guaranty Ltd.	219,398,891	34,553,973	(78,146,183)	13,743,660	82,599,185	272,149,526	3,636,904	3,437,416	—
Astec Industries, Inc.	68,264,543	10,024,102	(16,211,463)	(2,210,959)	(3,234,840)	56,631,383	1,522,349	623,091	—
ATI, Inc.	371,755,383	49,649,197	(86,510,593)	27,249,824	25,919,358	388,063,169	8,534,488	—	—
Atlantic Union Bankshares Corp.	160,737,723	6,895,186	—	—	9,862,772	177,495,681	4,857,572	4,432,678	—
Avanos Medical, Inc.	100,495,981	12,288,933	(17,377,857)	(6,532,400)	(18,345,406)	70,529,251	3,144,416	—	—
Avantax, Inc.(a)	76,349,477	8,372,111	(82,983,133)	18,765,580	(20,504,035)	—	—	—	—
Avid Bioservices, Inc.(a)	84,935,412	7,516,765	(37,318,232)	(101,056,363)	45,922,418	—	—	—	—
Avid Technology, Inc.(a)	77,158,914	8,031,198	(73,180,876)	(896,022)	(11,113,214)	—	—	—	—
Avista Corp.	225,297,559	6,488,776	(12,219,467)	(3,055,063)	(32,809,599)	183,702,206	5,139,961	7,235,277	—
Axcelis Technologies, Inc.	317,914,779	47,386,516	(78,963,035)	29,709,361	(31,915,506)	284,132,115	2,190,856	—	—
Axos Financial, Inc.	143,594,987	9,512,610	(30,038,357)	1,488,021	61,427,210	185,984,471	3,406,309	—	—
AZZ, Inc.	74,597,593	12,736,292	(18,295,345)	(1,030,034)	29,555,101	97,563,607	1,679,525	889,550	—
B&G Foods, Inc.	80,873,267	12,925,716	(2,357,188)	(18,898,127)	(17,274,220)	55,269,448	5,263,757	2,895,187	—
Badger Meter, Inc.	259,557,610	42,577,164	(67,966,597)	21,683,249	47,233,847	303,085,273	1,963,369	1,568,689	—
Balchem Corp.	295,818,759	39,211,259	(63,606,276)	8,266,264	41,161,513	320,851,519	2,156,985	1,704,543	—
Banc of California, Inc.(b)	50,130,563	58,922,941	(8,853,306)	(3,820,664)	20,871,460	N/A	N/A	1,493,815	—
Bancorp, Inc. (The)	110,908,893	1,962,703	(17,310,654)	3,825,773	37,774,945	137,161,660	3,557,097	—	—
Bank of Hawaii Corp.	—	117,392,080	(14,295,443)	2,327,182	85,527,990	190,951,809	2,635,272	3,803,379	—
BankUnited, Inc.	118,713,424	—	(7,973,598)	389,150	48,853,760	159,982,736	4,933,171	4,168,449	—
Banner Corp.	131,055,405	1,544,299	(7,661,617)	(3,018,905)	41,383	121,960,565	2,277,083	3,427,979	—
Barnes Group, Inc.	148,456,693	18,395,730	(29,426,288)	(7,389,944)	(19,308,244)	110,727,947	3,393,440	1,705,793	—
Benchmark Electronics, Inc.	60,719,294	9,748,305	(13,977,230)	(428,850)	9,900,208	65,961,727	2,386,459	1,209,242	—
Berkshire Hills Bancorp, Inc.	77,475,120	—	(5,457,946)	(3,082,683)	1,640,066	70,574,557	2,842,310	1,643,802	—
Big Lots, Inc.(a)	22,968,269	841,911	(16,724,495)	(54,047,106)	46,961,421	—	—	—	—
BioLife Solutions, Inc.	54,067,629	6,690,641	(8,897,539)	(11,070,638)	(2,962,726)	37,827,367	2,327,838	—	—
BJ’s Restaurants, Inc.	49,529,579	8,193,500	(12,193,422)	(2,801,618)	13,272,084	56,000,123	1,555,127	—	—
BlackRock Cash Funds: Institutional, SL Agency Shares	4,009,427,142	578,045,908(d)	—	8,826	1,659,142	4,589,141,018	4,585,930,866	11,821,638(e)	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 1,360,595,186	$ 108,898,772(d)	$ —	$ —	$ —	$ 1,469,493,958	1,469,493,958	$ 49,848,008	$ —
Blackstone Mortgage Trust, Inc., Class A	—	289,089,315	(18,710,866)	(329,488)	(24,844,594)	245,204,367	11,528,179	14,307,966	—
Bloomin’ Brands, Inc.	164,133,452	22,438,776	(37,701,827)	3,717,944	10,988,293	163,576,638	5,810,893	4,414,699	—
Boise Cascade Co.	181,861,713	34,667,445	(55,017,122)	16,670,338	164,440,393	342,622,767	2,648,599	23,273,688	—
Boot Barn Holdings, Inc.	166,546,614	25,137,342	(36,819,694)	6,869,995	(6,142,351)	155,591,906	2,026,992	—	—
Brandywine Realty Trust	59,150,320	3,467,635	(7,334,859)	(13,233,612)	19,761,146	61,810,630	11,446,413	6,404,146	—
Brightsphere Investment Group, Inc.	55,527,481	7,292,311	(11,029,195)	2,167,593	(12,280,074)	41,678,116	2,175,267	68,152	—
Brinker International, Inc.	122,025,676	17,338,105	(25,533,833)	683,176	13,211,718	127,724,842	2,957,963	—	—
Bristow Group, Inc.	38,410,826	7,044,860	(9,703,615)	(437,374)	10,249,871	45,564,568	1,611,764	—	—
Brookline Bancorp, Inc.	61,759,068	3,575,678	(2,978,679)	(2,795,950)	4,987,218	64,547,335	5,916,346	2,457,924	—
Calavo Growers, Inc.	36,920,281	5,998,809	(8,494,531)	(8,487,707)	9,159,248	35,096,100	1,193,339	244,825	—
Caleres, Inc.	56,132,878	10,089,173	(19,623,435)	408,871	21,967,504	68,974,991	2,244,549	515,435	—
California Resources Corp.	—	243,850,860	(60,614,104)	9,035,834	43,730,008	236,002,598	4,316,068	2,746,777	—
California Water Service Group	232,582,390	27,805,779	(34,640,728)	2,588,232	(28,017,001)	200,318,672	3,861,937	3,072,432	—
Callon Petroleum Co.	124,618,741	25,421,460	(24,756,451)	(3,940,029)	(794,920)	120,548,801	3,720,642	—	—
Cal-Maine Foods, Inc.	168,023,093	23,777,942	(25,723,516)	1,354,353	(11,285,045)	156,146,827	2,720,802	8,133,775	—
Capitol Federal Financial, Inc.	62,108,969	3,760,389	(7,904,518)	(5,046,132)	1,852,912	54,771,620	8,491,724	2,264,834	—
Cara Therapeutics, Inc.(a)	16,036,723	440,018	(10,905,795)	(63,470,393)	57,899,447	—	—	—	—
Cardiovascular Systems, Inc.(a)	60,718,195	924,106	(62,068,808)	(46,213,982)	46,640,489	—	—	—	—
CareTrust REIT, Inc.	142,006,280	51,221,694	(32,131,827)	1,290,947	16,014,136	178,401,230	7,971,458	6,047,711	—
Cargurus, Inc., Class A	—	151,089,331	(22,868,758)	(2,038,746)	12,390,897	138,572,724	5,735,626	—	—
Carpenter Technology Corp.	157,860,239	29,509,298	(43,113,676)	13,894,852	75,437,674	233,588,387	3,299,271	2,047,623	—
Cars.com, Inc.	86,875,148	12,653,585	(19,199,014)	2,083,438	(4,155,780)	78,257,377	4,125,323	—	—
Catalyst Pharmaceuticals, Inc.	115,688,475	14,074,092	(17,746,799)	(1,129,949)	1,771,439	112,657,258	6,701,800	—	—
Cathay General Bancorp	—	160,131,052	—	—	34,781,581	194,912,633	4,373,180	1,486,881	—
Cavco Industries, Inc.	187,257,209	22,385,012	(43,088,631)	9,773,969	3,269,088	179,596,647	518,137	—	—
Centerspace	59,983,030	9,375,058	(12,850,762)	(6,273,900)	8,442,766	58,676,192	1,008,182	2,240,385	—
Central Garden & Pet Co.	28,991,932	4,320,714	(7,007,920)	616,591	5,354,183	32,275,500	644,093	—	—
Central Pacific Financial Corp.	28,595,554	—	—	—	2,843,581	31,439,135	1,597,517	1,246,063	—
Century Communities, Inc.	131,731,066	20,890,507	(32,472,442)	8,286,369	44,071,376	172,506,876	1,892,768	1,375,717	—
Cerence, Inc.	82,103,671	10,535,895	(16,204,555)	(1,748,443)	(21,411,369)	53,275,199	2,709,827	—	—
CEVA, Inc.	51,414,406	6,097,395	(8,490,716)	(3,696,379)	(9,375,003)	35,949,703	1,582,990	—	—
Chatham Lodging Trust	37,098,924	4,928,835	(6,156,010)	(5,390,718)	4,709,631	35,190,662	3,282,711	701,964	—
Cheesecake Factory, Inc. (The)	122,152,475	17,820,724	(28,829,208)	(2,648,794)	1,010,726	109,505,923	3,127,847	2,713,197	—
Chefs’ Warehouse, Inc. (The)	84,273,137	11,404,386	(14,111,729)	(834,168)	(10,926,285)	69,805,341	2,371,911	—	—
Chesapeake Utilities Corp.	148,469,039	55,944,450	(27,387,632)	(80,292)	(23,821,359)	153,124,206	1,449,628	2,355,078	—
Chico’s FAS, Inc.	49,993,317	7,684,588	(11,785,723)	(2,215,391)	18,998,659	62,675,450	8,268,529	—	—
Children’s Place, Inc.(a)	35,862,187	1,048,417	(19,068,334)	(41,674,052)	23,831,782	—	—	—	—
Chuy’s Holdings, Inc.	47,009,424	7,152,114	(12,476,774)	1,888,943	998,229	44,571,936	1,165,889	—	—
Cinemark Holdings, Inc.	115,204,324	18,432,177	(29,863,603)	972,800	(4,655,016)	100,090,682	7,103,668	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
CIRCOR International, Inc.(a)	$ 46,173,646	$ 7,032,299	$ (89,524,761)	$ 25,574,363	$ 10,744,453	$ —	—	$ —	$ —
City Holding Co.	92,915,621	4,403,902	(8,359,334)	574,034	18,882,230	108,416,453	983,280	2,093,126	—
Clearfield, Inc.(a)	42,875,446	4,592,945	(32,278,602)	(72,343,760)	57,153,971	—	—	—	—
Clearwater Paper Corp.	40,817,651	6,596,102	(10,357,583)	(1,203,082)	4,341,212	40,194,300	1,112,799	—	—
Clearway Energy, Inc., Class C	—	101,183,169	—	—	8,701,000	109,884,169	4,005,985	1,587,972	—
Cogent Communications Holdings, Inc.	198,455,621	28,143,208	(31,486,416)	(2,875,532)	28,021,242	220,258,123	2,895,847	8,556,656	—
Coherus Biosciences, Inc.(a)	32,171,147	6,249,728	(29,431,002)	(56,521,692)	47,531,819	—	—	—	—
Cohu, Inc.	133,262,362	18,300,718	(28,823,473)	4,588,259	(14,757,018)	112,570,848	3,180,866	—	—
Collegium Pharmaceutical, Inc.	58,685,154	6,885,270	(14,482,167)	1,097,526	14,358,392	66,544,175	2,161,929	—	—
Comfort Systems U.S.A., Inc.(a)	379,972,122	50,657,167	(574,259,087)	376,828,714	(233,198,916)	—	—	1,687,811	—
Community Bank System, Inc.	194,295,409	—	(7,334,789)	(5,258,218)	2,725,154	184,427,556	3,539,197	4,902,999	—
Community Health Systems, Inc.(a)	44,616,254	4,643,741	(31,324,427)	(27,463,462)	9,527,894	—	—	—	—
Community Healthcare Trust, Inc.	62,746,198	8,811,918	(9,146,904)	(1,882,052)	(15,859,288)	44,669,872	1,676,797	2,308,866	—
Compass Minerals International, Inc.	85,232,184	11,756,993	(18,500,647)	(7,748,008)	(13,522,943)	57,217,579	2,259,778	1,070,804	—
Computer Programs & Systems, Inc.(a)	31,093,648	2,177,403	(18,457,135)	(15,712,646)	898,730	—	—	—	—
Comtech Telecommunications Corp.(a)	25,084,350	777,330	(17,701,564)	(30,196,746)	22,036,630	—	—	—	—
CONMED Corp.	230,448,099	35,351,709	(54,069,492)	7,763,253	5,845,377	225,338,946	2,057,702	1,286,263	—
Consensus Cloud Solutions, Inc.	43,749,197	5,779,661	(8,258,057)	(5,559,678)	(4,342,366)	31,368,757	1,196,824	—	—
CONSOL Energy, Inc.	138,708,588	25,128,052	(70,938,499)	25,734,940	69,136,350	187,769,431	1,867,795	2,590,501	—
Corcept Therapeutics, Inc.	150,882,325	24,439,708	(48,387,799)	7,935,417	61,283,500	196,153,151	6,039,198	—	—
Core Laboratories, Inc.	74,716,271	10,709,481	(16,779,098)	(1,210,040)	(12,188,911)	55,247,703	3,128,409	98,126	—
CoreCivic, Inc.	76,866,984	13,152,801	(20,678,886)	927,871	40,263,410	110,532,180	7,607,170	—	—
Cracker Barrel Old Country Store, Inc.	183,548,518	20,157,537	(30,618,744)	(6,327,220)	(52,542,562)	114,217,529	1,481,805	6,043,357	—
Cross Country Healthcare, Inc.	57,621,468	8,505,762	(17,629,438)	2,929,246	(1,166,510)	50,260,528	2,219,988	—	—
CSG Systems International, Inc.	117,406,619	11,693,824	(27,604,068)	543,086	(1,850,565)	100,188,896	1,882,896	1,771,604	—
CTS Corp.	114,604,063	15,177,225	(24,917,897)	4,138,592	(17,722,464)	91,279,519	2,086,866	256,059	—
Customers Bancorp, Inc.	39,774,237	7,323,461	(14,683,709)	(1,088,023)	78,053,561	109,379,527	1,898,291	—	—
Cutera, Inc.(a)	30,720,361	900,594	(22,352,140)	(29,418,470)	20,149,655	—	—	—	—
CVB Financial Corp.	159,788,194	2,882,120	(15,778,629)	(6,724,535)	37,009,650	177,176,800	8,775,473	5,518,139	—
Cytokinetics, Inc.	242,363,841	36,182,035	(47,279,298)	4,420,151	312,071,123	547,757,852	6,560,760	—	—
Dana, Inc.	—	165,675,779	(19,969,983)	(1,480,043)	(18,572,068)	125,653,685	8,600,526	1,780,292	—
Dave & Buster’s Entertainment, Inc.	112,342,054	16,117,770	(44,340,366)	2,885,373	36,871,494	123,876,325	2,300,396	—	—
Deluxe Corp.	50,289,328	8,419,915	(12,351,919)	(4,404,639)	20,792,362	62,745,047	2,925,177	2,745,856	—
Designer Brands, Inc., Class A	32,039,144	5,402,877	(12,879,679)	(8,652,895)	10,163,388	26,072,835	2,946,083	514,193	—
DiamondRock Hospitality Co.	123,890,737	16,299,101	(25,784,785)	(5,285,949)	22,656,794	131,775,898	14,033,642	1,285,554	—
Digi International, Inc.	87,721,076	12,827,860	(18,844,426)	3,522,713	(22,392,269)	62,834,954	2,416,729	—	—
Digital Turbine, Inc.	81,070,266	8,399,117	(11,598,719)	(7,347,519)	(28,645,095)	41,878,050	6,104,672	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Dime Community Bancshares, Inc.	$ 53,270,743	$ 7,173,021	$ (6,873,383)	$ (1,533,048)	$ 11,143,598	$ 63,180,931	2,346,117	$ 1,741,363	$ —
Dine Brands Global, Inc.	77,056,638	10,913,674	(16,235,491)	(4,241,319)	(15,826,322)	51,667,180	1,040,628	1,643,529	—
Diodes, Inc.	307,146,726	36,099,380	(55,314,568)	10,728,267	(51,160,489)	247,499,316	3,073,762	—	—
DISH Network Corp., Class A	—	125,028,074	(16,609,747)	(797,520)	(11,287,016)	96,333,791	16,695,631	—	—
DMC Global, Inc.(a)	29,701,199	883,675	(22,351,413)	(48,650,426)	40,416,965	—	—	—	—
Donnelley Financial Solutions, Inc.	74,519,324	14,275,435	(22,386,765)	6,661,057	30,571,053	103,640,104	1,661,698	—	—
Dorian LPG Ltd.	46,315,296	11,182,616	(11,759,277)	3,961,008	50,516,415	100,216,058	2,284,387	6,834,820	—
Dorman Products, Inc.	177,785,224	21,119,563	(34,091,046)	(2,391,015)	(4,206,134)	158,216,592	1,896,854	—	—
DoubleVerify Holdings, Inc.(c)	N/A	130,971,352	(38,993,351)	3,584,731	73,780,837	342,970,925	9,324,930	—	—
Douglas Elliman, Inc.(a)	15,688,697	536,047	(12,803,138)	(19,393,423)	15,971,817	—	—	—	—
Dril-Quip, Inc.	70,712,501	9,522,240	(14,314,913)	(3,002,843)	(9,692,212)	53,224,773	2,287,270	—	—
DXC Technology Co.	—	306,941,007	(35,550,967)	2,955,366	21,932,654	296,278,060	12,954,878	—	—
DXP Enterprises, Inc.	30,708,102	4,879,917	(13,711,761)	57,911	8,098,698	30,032,867	891,183	—	—
Dycom Industries, Inc.	201,762,838	28,391,949	(47,390,432)	1,229,079	41,905,678	225,899,112	1,962,804	—	—
Dynavax Technologies Corp.	84,578,740	21,314,997	(20,601,281)	2,362,710	33,334,954	120,990,120	8,654,515	—	—
Eagle Bancorp, Inc.	74,581,737	460,279	(6,125,835)	(7,708,761)	(1,214,383)	59,993,037	1,990,479	2,865,980	—
Eagle Pharmaceuticals, Inc.(a)	21,589,598	1,001,987	(15,420,272)	(24,836,854)	17,665,541	—	—	—	—
Easterly Government Properties, Inc.	86,345,087	6,836,300	(821,923)	(5,760,453)	(1,498,073)	85,100,938	6,331,915	4,996,114	—
Ebix, Inc.(a)	22,609,137	3,214,824	(18,608,285)	(48,538,247)	41,322,571	—	—	—	—
Edgewell Personal Care Co.	158,589,503	21,609,844	(35,182,767)	243,958	(20,649,271)	124,611,267	3,401,891	1,610,451	—
elf Beauty, Inc.	303,507,266	71,716,730	(66,092,461)	25,801,280	197,987,786	532,920,601	3,692,120	—	—
Ellington Financial, Inc.	56,245,609	20,494,487	(12,306,942)	(1,034,202)	2,958,878	66,357,830	5,220,915	6,186,871	—
Elme Communities	113,838,747	12,445,607	(11,869,354)	(15,995,667)	(12,554,937)	85,864,396	5,881,123	3,231,243	—
Embecta Corp.	117,239,760	11,858,057	(18,144,926)	(5,019,075)	(33,050,969)	72,882,847	3,850,124	1,808,558	—
Emergent BioSolutions, Inc.(a)	33,542,448	2,202,347	(17,129,626)	(113,500,689)	94,885,520	—	—	—	—
Employers Holdings, Inc.	72,259,484	1,345,458	(2,401,040)	(284,773)	(3,641,304)	67,277,825	1,707,559	1,452,359	—
Enanta Pharmaceuticals, Inc.(a)	57,691,502	3,017,649	(21,610,614)	(63,245,790)	24,147,253	—	—	—	—
Encore Capital Group, Inc.	85,730,089	12,494,121	(18,180,338)	523,295	(591,156)	79,976,011	1,575,882	—	—
Encore Wire Corp.	247,802,148	30,387,727	(81,720,307)	27,687,176	1,315,571	225,472,315	1,055,582	74,200	—
Energizer Holdings, Inc.	—	163,920,986	(11,287,170)	(350,020)	(11,303,551)	140,980,245	4,450,134	1,338,659	—
Enerpac Tool Group Corp., Class A	105,874,139	16,456,879	(30,466,623)	2,690,043	18,576,538	113,130,976	3,638,822	149,983	—
Enhabit, Inc.	50,148,624	6,572,127	(9,570,863)	(4,539,810)	(7,749,260)	34,860,818	3,368,195	—	—
Enova International, Inc.	100,809,360	11,230,366	(25,658,350)	7,453,834	15,785,894	109,621,104	1,980,150	—	—
Enpro, Inc.(f)	157,140,897	24,012,853	(38,141,007)	8,666,337	67,598,456	219,277,536	1,398,989	1,272,099	—
Ensign Group, Inc. (The)	387,611,799	55,148,249	(80,966,904)	24,687,434	37,253,220	423,733,798	3,776,257	668,714	—
Enviri Corp.(g)	39,551,676	6,112,188	(9,582,153)	(6,853,097)	18,914,366	48,142,980	5,349,220	—	—
ePlus, Inc.	96,011,051	16,786,076	(25,857,735)	4,770,924	52,232,901	143,943,217	1,802,896	—	—
ESCO Technologies, Inc.	179,527,801	24,339,173	(40,187,964)	7,663,657	30,581,480	201,924,147	1,725,405	283,866	—
Essential Properties Realty Trust, Inc.	257,903,414	38,587,282	(33,463,117)	(2,170,907)	5,966,750	266,823,422	10,439,101	8,816,192	—
Ethan Allen Interiors, Inc.	45,645,769	7,886,495	(11,500,366)	1,097,753	5,894,745	49,024,396	1,535,852	2,527,486	—
EVERTEC, Inc.	160,007,704	25,538,788	(37,469,496)	6,320,812	25,877,675	180,275,483	4,403,407	683,685	—
EW Scripps Co. (The), Class A, NVS	39,742,495	5,003,185	(6,234,040)	(5,152,936)	(1,566,214)	31,792,490	3,979,035	—	—
Fabrinet	316,931,724	48,897,638	(83,197,322)	27,035,553	152,866,853	462,534,446	2,430,171	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
FARO Technologies, Inc.(a)	$ 33,444,916	$ 1,280,168	$ (22,381,770)	$ (46,157,047)	$ 33,813,733	$ —	—	$ —	$ —
FB Financial Corp.	79,384,070	12,207,722	(17,404,860)	(3,158,368)	23,035,209	94,063,773	2,360,446	1,110,211	—
Federal Signal Corp.	239,607,658	38,345,876	(58,976,629)	17,975,557	75,857,198	312,809,660	4,076,227	1,279,933	—
First BanCorp/Puerto Rico	146,853,183	—	(19,751,111)	7,435,352	53,638,156	188,175,580	11,439,245	5,199,321	—
First Bancorp/Southern Pines NC	101,721,572	1,710,486	(6,160,159)	(2,923,080)	6,470,344	100,819,163	2,724,106	1,835,568	—
First Commonwealth Financial Corp.	88,629,082	495,328	(5,226,026)	(1,440,237)	22,061,327	104,519,474	6,769,396	2,641,493	—
First Financial Bancorp	142,830,379	952,884	(6,428,228)	(1,929,382)	14,343,367	149,769,020	6,306,064	4,492,251	—
First Hawaiian, Inc.	191,255,634	25,984,984	(38,928,647)	(7,791,519)	24,700,633	195,221,085	8,539,855	6,986,284	—
Foot Locker, Inc.	—	109,884,432	(9,314,867)	1,192,423	69,026,702	170,788,690	5,482,783	2,180,912	—
FormFactor, Inc.	178,809,435	25,711,276	(37,957,495)	3,094,789	47,607,508	217,265,513	5,208,955	—	—
Fortrea Holdings, Inc.	—	239,962,003	(21,403,688)	(3,229,244)	(9,203,459)	206,125,612	5,906,178	—	—
Forward Air Corp.	208,856,122	21,667,073	(39,906,599)	163,776	(82,748,713)	108,031,659	1,718,334	1,321,333	—
Four Corners Property Trust, Inc.	163,838,640	22,991,223	(21,126,264)	(1,510,733)	(10,823,709)	153,369,157	6,062,022	6,228,795	—
Franklin BSP Realty Trust, Inc.	71,662,078	11,734,784	(18,789,675)	(2,135,762)	11,792,869	74,264,294	5,496,987	5,965,207	—
Franklin Electric Co., Inc.	266,513,408	35,121,721	(52,126,600)	12,367,372	(5,339,836)	256,536,065	2,654,279	1,853,194	—
Frontdoor, Inc.	165,202,271	26,742,899	(45,023,605)	4,710,531	36,023,375	187,655,471	5,328,094	—	—
Fulton Financial Corp.	—	120,612,702	—	—	36,561,813	157,174,515	9,548,877	3,953,150	—
Gannett Co., Inc.(a)	20,024,676	743,819	(18,518,247)	(57,896,468)	55,646,220	—	—	—	—
Genesco, Inc.(a)	32,192,810	1,125,073	(21,442,708)	(21,239,096)	9,363,921	—	—	—	—
Gentherm, Inc.	145,834,183	18,061,661	(30,498,189)	(2,126,889)	(16,283,232)	114,987,534	2,196,095	—	—
Genworth Financial, Inc., Class A	155,800,113	2,300,657	(11,550,539)	1,782,235	47,577,291	195,909,757	29,327,808	—	—
GEO Group, Inc. (The)	71,373,690	11,444,681	(18,973,309)	1,278,882	23,397,259	88,521,203	8,173,703	—	—
Getty Realty Corp.	106,746,477	23,625,510	(14,262,958)	(684,249)	(21,568,445)	93,856,335	3,212,058	4,131,692	—
Gibraltar Industries, Inc.	109,464,112	19,892,161	(33,718,248)	4,472,745	60,783,653	160,894,423	2,037,154	—	—
G-III Apparel Group Ltd.	48,426,354	10,935,450	(19,189,371)	(5,832,403)	58,265,460	92,605,490	2,725,294	—	—
Glaukos Corp.	174,195,095	32,323,500	(47,455,730)	7,653,579	92,400,607	259,117,051	3,259,744	—	—
Global Net Lease, Inc.(b)	97,000,858	39,263,945	(12,033,531)	(18,756,056)	5,513,976	N/A	N/A	8,866,012	—
GMS, Inc.	175,619,967	27,740,489	(47,806,350)	12,995,509	55,353,428	223,903,043	2,716,281	—	—
Golden Entertainment, Inc.	69,585,761	9,388,513	(15,384,064)	(3,612,706)	(2,594,500)	57,383,004	1,437,090	3,152,866	—
Goosehead Insurance, Inc., Class A	—	125,691,915	(11,464,270)	312,453	9,398,511	123,938,609	1,635,074	—	—
Granite Construction, Inc.	130,924,178	19,262,615	(28,684,072)	3,526,977	24,539,187	149,568,885	2,940,796	1,165,347	—
Green Dot Corp., Class A	59,054,343	—	(7,319,693)	(11,856,373)	(10,254,378)	29,623,899	2,992,313	—	—
Green Plains, Inc.	113,286,982	—	—	—	(21,092,800)	92,194,182	3,655,598	—	—
Greenbrier Cos., Inc. (The)	76,631,095	13,302,031	(23,708,653)	(2,437,746)	28,246,487	92,033,214	2,083,142	1,945,893	—
Griffon Corp.	110,428,290	19,644,037	(46,686,090)	11,669,654	72,016,653	167,072,544	2,741,141	8,131,646	—
Group 1 Automotive, Inc.	240,279,848	35,240,334	(69,605,723)	21,353,950	54,567,637	281,836,046	924,841	1,346,711	—
Hain Celestial Group, Inc. (The)	111,462,378	11,348,366	(16,844,990)	(4,697,603)	(35,476,270)	65,791,881	6,008,391	—	—
Hanesbrands, Inc.	133,951,881	15,624,235	(24,532,739)	(1,678,442)	(18,471,912)	104,893,023	23,518,615	—	—
Hanmi Financial Corp.	38,719,323	337,467	(1,542,517)	(1,002,003)	2,577,838	39,090,108	2,014,954	1,556,406	—
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	—	192,402,475	(6,740,588)	(560,274)	18,820,218	203,921,831	7,393,830	5,756,914	—
Harmonic, Inc.	116,507,540	14,407,228	(19,422,616)	2,961,171	(16,158,859)	98,294,464	7,537,919	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Haverty Furniture Cos., Inc.	$ 30,548,049	$ 4,823,079	$ (6,588,490)	$ 858,862	$ 2,171,079	$ 31,812,579	896,129	$ 1,744,857	$ —
Hawaiian Holdings, Inc.(a)	34,077,847	3,495,190	(25,547,091)	(74,989,367)	62,963,421	—	—	—	—
Hawkins, Inc.	60,440,742	11,782,112	(18,282,278)	5,278,224	29,998,692	89,217,492	1,266,934	628,626	—
Haynes International, Inc.	46,049,240	6,519,751	(9,620,901)	1,592,425	4,262,166	48,802,681	855,437	587,778	—
HB Fuller Co.	267,610,614	38,838,445	(58,483,329)	6,117,282	40,147,870	294,230,882	3,614,186	2,312,743	—
HCI Group, Inc.(b)	26,351,154	4,392,747	(9,060,472)	(1,341,616)	(375,685)	N/A	N/A	549,128	—
Healthcare Services Group, Inc.	74,665,761	9,952,013	(14,942,628)	(8,760,922)	(9,460,327)	51,453,897	4,961,803	—	—
HealthStream, Inc.	47,692,179	6,865,747	(10,304,937)	(804,064)	151	43,449,076	1,607,439	171,647	—
Heidrick & Struggles International, Inc.	43,935,990	6,061,243	(8,509,778)	(1,552,747)	(137,629)	39,797,079	1,347,683	630,685	—
Helix Energy Solutions Group, Inc.	80,486,224	13,784,353	(21,669,203)	4,781,749	20,461,403	97,844,526	9,517,950	—	—
Helmerich & Payne, Inc.	271,925,833	38,191,120	(76,285,269)	9,129,786	(2,005,312)	240,956,158	6,652,572	9,993,225	—
Heritage Financial Corp.	53,901,678	756,987	(4,402,435)	(4,118,305)	3,353,059	49,490,984	2,313,744	1,610,868	—
Heska Corp.(a)	72,186,964	2,798,179	(91,540,180)	3,453,147	13,101,890	—	—	—	—
Hibbett, Inc.	54,699,291	7,240,823	(11,961,564)	1,446,543	8,339,696	59,764,789	829,836	669,482	—
Highwoods Properties, Inc.	—	172,037,056	(9,975,831)	(236,978)	596,010	162,420,257	7,074,053	3,540,199	—
Hillenbrand, Inc.	240,061,435	29,353,409	(46,439,956)	5,077,974	(4,185,584)	223,867,278	4,678,522	3,227,187	—
Hilltop Holdings, Inc.(b)	98,632,693	—	(7,269,630)	(781,880)	11,663,003	N/A	N/A	1,541,213	—
HNI Corp.	83,911,068	24,626,358	(23,196,333)	160,462	44,940,029	130,441,584	3,118,374	3,125,415	—
HomeStreet, Inc.(a)	23,604,463	—	(6,914,010)	(30,379,701)	13,689,248	—	—	131,209	—
Hope Bancorp, Inc.	79,956,414	3,108,608	(4,983,869)	(2,723,814)	20,829,625	96,186,964	7,962,497	3,431,073	—
Horace Mann Educators Corp.	91,473,889	—	(815,811)	(317,287)	(1,817,477)	88,523,314	2,707,135	2,703,936	—
Hostess Brands, Inc.(a)	242,479,510	21,822,578	(343,575,617)	120,238,413	(40,964,884)	—	—	—	—
Hub Group, Inc., Class A	199,789,287	26,042,778	(49,301,627)	7,499,235	7,895,996	191,925,669	2,087,510	—	—
Hudson Pacific Properties, Inc.	62,200,117	6,337,121	(11,432,175)	(7,631,007)	29,652,723	79,126,779	8,499,117	1,162,742	—
Ichor Holdings Ltd.	68,853,399	9,692,463	(14,038,332)	(1,717,834)	3,385,367	66,175,063	1,967,739	—	—
ICU Medical, Inc.	—	118,582,772	(3,583,838)	244,455	20,146,081	135,389,470	1,357,424	—	—
Independent Bank Corp.	206,148,445	—	(13,323,401)	(5,458,993)	3,957,571	191,323,622	2,907,212	4,921,230	—
Independent Bank Group, Inc.	119,660,451	14,858,821	(21,554,247)	(7,750,829)	17,169,707	122,383,903	2,405,344	2,843,804	—
Ingevity Corp.	—	142,269,032	(18,639,699)	(1,271,684)	(15,809,874)	106,547,775	2,256,412	—	—
Innospec, Inc.	185,047,583	24,935,332	(39,281,887)	6,413,651	27,953,477	205,068,156	1,663,974	2,432,873	—
Innovative Industrial Properties, Inc.	154,533,036	22,473,790	(35,144,421)	(27,453,628)	74,780,356	189,189,133	1,876,504	10,343,864	—
Innoviva, Inc.	51,337,564	9,143,539	(19,284,779)	(900,410)	20,276,884	60,572,798	3,776,359	—	—
Inogen, Inc.(a)	20,699,378	1,102,569	(18,705,628)	(54,410,781)	51,314,462	—	—	—	—
Insight Enterprises, Inc.	315,302,283	41,731,776	(98,717,554)	34,987,647	34,929,514	328,233,666	1,852,439	—	—
Installed Building Products, Inc.	194,942,723	31,292,366	(47,629,647)	12,681,108	97,121,872	288,408,422	1,577,554	1,623,765	—
Insteel Industries, Inc.	39,429,230	6,728,620	(10,382,058)	(440,146)	14,556,569	49,892,215	1,303,009	3,365,790	—
Integer Holdings Corp.	186,869,395	30,373,834	(45,036,528)	7,306,734	41,439,721	220,953,156	2,230,048	—	—
InterDigital, Inc.	142,699,271	22,681,718	(43,890,156)	6,815,606	58,393,758	186,700,197	1,720,105	2,042,029	—
Interface, Inc., Class A	34,179,987	6,150,888	(8,897,797)	(4,342,286)	22,179,026	49,269,818	3,904,106	122,031	—
Invesco Mortgage Capital, Inc.(a)	28,489,334	9,331,798	(17,906,396)	(123,333,373)	103,418,637	—	—	3,382,814	—
iRobot Corp.	86,350,032	12,356,658	(17,150,169)	(7,757,076)	(1,570,694)	72,228,751	1,866,376	—	—
Ironwood Pharmaceuticals, Inc., Class A	102,035,794	14,499,360	(19,050,657)	(1,477,250)	9,249,127	105,256,374	9,200,732	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
iTeos Therapeutics, Inc.(a)	$ 24,370,080	$ 3,177,236	$ (20,780,706)	$ (46,908,730)	$ 40,142,120	$ —	—	$ —	$ —
Itron, Inc.	182,591,693	29,460,303	(45,432,088)	(2,856,585)	66,095,535	229,858,858	3,044,085	—	—
J & J Snack Foods Corp.	161,645,916	23,751,864	(32,980,859)	2,990,998	17,212,769	172,620,688	1,032,791	2,294,676	—
Jack in the Box, Inc.	131,488,619	17,361,242	(29,319,879)	(1,171,410)	(8,455,368)	109,903,204	1,346,358	1,891,860	—
James River Group Holdings Ltd.(a)	54,415,765	116,916	(19,576,553)	(73,242,727)	38,286,599	—	—	389,044	—
JBG SMITH Properties	108,645,430	9,625,043	(31,982,924)	1,686,769	10,230,995	98,205,313	5,773,387	4,470,559	—
JetBlue Airways Corp.	—	118,364,036	(7,270,300)	(33,853)	12,747,941	123,807,824	22,307,716	—	—
John B Sanfilippo & Son, Inc.	63,262,398	10,303,663	(16,122,234)	2,496,100	1,895,201	61,835,128	600,108	2,242,015	—
John Bean Technologies Corp.	253,447,554	33,715,530	(54,641,564)	(1,313,503)	(19,333,969)	211,874,048	2,130,458	672,270	—
John Wiley & Sons, Inc., Class A	—	111,894,311	(17,254,506)	533,453	(4,842,868)	90,330,390	2,845,948	3,043,566	—
Kaiser Aluminum Corp.	86,687,297	11,456,481	(17,707,718)	(4,707,934)	868,043	76,596,169	1,075,940	2,589,472	—
Kaman Corp.	46,934,940	6,337,241	(9,570,434)	(8,573,630)	10,280,580	45,408,697	1,895,979	1,168,688	—
Kennametal, Inc.	161,872,343	22,967,680	(37,089,258)	741,848	(11,062,268)	137,430,345	5,328,823	3,375,017	—
Kennedy-Wilson Holdings, Inc.	141,614,695	17,931,208	(27,221,802)	(723,503)	(33,053,991)	98,546,607	7,960,146	5,833,147	—
KKR Real Estate Finance Trust, Inc.	48,168,447	7,547,391	(11,365,316)	(4,186,162)	11,590,818	51,755,178	3,911,956	5,110,528	—
Knowles Corp.	112,730,077	16,076,227	(25,298,739)	(992,557)	5,729,683	108,244,691	6,043,813	—	—
Kohl’s Corp.	—	163,013,710	(10,086,692)	796,324	58,707,267	212,430,609	7,406,925	3,695,865	—
Kontoor Brands, Inc.	174,110,704	23,437,990	(34,476,396)	1,106,804	44,677,906	208,857,008	3,345,995	5,066,703	—
Koppers Holdings, Inc.	53,100,966	8,594,293	(12,980,965)	1,335,004	21,608,148	71,657,446	1,399,013	263,702	—
Korn Ferry	198,786,374	26,822,075	(42,604,071)	887,376	25,427,862	209,319,616	3,526,868	2,476,045	—
Kulicke & Soffa Industries, Inc.	217,384,819	29,962,309	(47,640,725)	10,874,708	(3,790,127)	206,790,984	3,779,075	2,237,795	—
Lakeland Financial Corp.	115,762,353	1,099,307	(9,587,107)	(3,823,592)	6,408,864	109,859,825	1,686,001	2,449,159	—
La-Z-Boy, Inc.	91,153,674	15,091,353	(22,519,827)	(358,646)	23,072,182	106,438,736	2,882,956	1,698,417	—
LCI Industries	203,655,472	30,483,696	(49,103,216)	1,191,241	26,806,379	213,033,572	1,694,643	5,581,621	—
LeMaitre Vascular, Inc.	72,406,555	12,193,622	(16,783,975)	3,327,388	4,421,622	75,565,212	1,331,311	574,667	—
LendingTree, Inc.(a)	20,967,477	806,571	(17,818,177)	(88,900,873)	84,945,002	—	—	—	—
Leslie’s, Inc.	119,142,546	23,261,790	(16,448,710)	(4,372,855)	(36,424,200)	85,158,571	12,323,961	—	—
LGI Homes, Inc.	169,937,199	24,269,933	(37,552,897)	8,379,092	17,668,318	182,701,645	1,372,046	—	—
Liberty Energy, Inc., Class A	—	204,439,559	(17,342,613)	(247,248)	(584,078)	186,265,620	10,268,226	725,470	—
Ligand Pharmaceuticals, Inc.	86,025,257	11,932,597	(16,565,698)	(3,697,402)	707,622	78,402,376	1,097,765	—	—
Lindsay Corp.	120,919,113	15,049,132	(22,140,378)	(342,082)	(17,944,971)	95,540,814	739,709	803,795	—
Liquidity Services, Inc.(b)	22,867,914	4,748,647	(8,795,786)	1,415,374	(4,811,282)	N/A	N/A	—	—
Livent Corp.(a)	283,604,447	35,828,166	(274,280,444)	3,442,622	(48,594,791)	—	—	—	—
LivePerson, Inc.(a)	22,355,644	998,152	(19,474,188)	(118,802,576)	114,922,968	—	—	—	—
LiveRamp Holdings, Inc.	103,421,134	19,769,747	(29,258,568)	2,093,646	70,082,273	166,108,232	4,385,117	—	—
LTC Properties, Inc.	103,413,657	14,977,103	(17,929,753)	(6,131,542)	(5,240,084)	89,089,381	2,773,642	4,900,209	—
LXP Industrial Trust	207,205,029	31,184,718	(30,052,281)	(8,951,547)	(5,112,302)	194,273,617	19,584,034	7,571,587	—
M/I Homes, Inc.	125,795,845	24,839,536	(35,656,509)	11,902,766	129,785,557	256,667,195	1,863,418	—	—
Macerich Co. (The)	—	198,975,333	(23,926,789)	(43,730)	47,441,349	222,446,163	14,416,472	5,074,095	—
Madison Square Garden Sports Corp., Class A	—	284,256,851	(41,316,371)	(6,247,585)	(33,648,425)	203,044,470	1,116,672	—	—
Marcus Corp. (The)	28,247,952	4,893,426	(6,638,403)	(3,418,320)	955,170	24,039,825	1,648,822	327,277	—
MarineMax, Inc.	45,781,328	7,783,343	(15,694,813)	(1,831,280)	16,071,434	52,110,012	1,339,589	—	—
Marten Transport Ltd.(b)	87,916,759	12,279,682	(18,746,093)	3,761,640	(25,319,312)	N/A	N/A	726,930	—
Masterbrand, Inc.	75,128,518	15,285,247	(25,146,063)	3,224,670	57,531,574	126,023,946	8,486,461	—	—
Materion Corp.	173,151,692	22,598,769	(34,419,572)	9,296,384	9,102,557	179,729,830	1,381,156	563,337	—
Mativ Holdings, Inc.	85,713,221	9,482,877	(14,814,064)	(18,315,366)	(6,313,022)	55,753,646	3,641,649	2,349,165	—
Matson, Inc.	164,314,890	29,301,073	(61,993,006)	12,469,612	112,089,869	256,182,438	2,337,431	2,417,640	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Matthews International Corp., Class A	$ 79,704,067	$ 12,581,645	$ (19,137,515)	$ (1,039,728)	$ 2,682,086	$ 74,790,555	2,040,670	$ 1,494,380	$ —
MaxLinear, Inc.	185,644,514	18,247,192	(25,248,825)	(11,606,432)	(48,900,928)	118,135,521	4,969,942	—	—
MDC Holdings, Inc.	164,121,617	27,176,304	(36,564,230)	4,611,183	61,481,475	220,826,349	3,996,857	6,590,629	—
Medifast, Inc.	82,543,091	9,959,054	(15,097,141)	(7,190,960)	(21,021,507)	49,192,537	731,814	2,470,027	—
Mercury Systems, Inc.	—	166,474,019	(35,429,622)	17,317	(3,351,046)	127,710,668	3,492,225	—	—
Merit Medical Systems, Inc.	306,831,713	42,759,441	(63,602,645)	14,599,243	(7,093,656)	293,494,096	3,863,798	—	—
Meritage Homes Corp.	310,965,624	46,367,798	(71,967,486)	20,157,698	122,890,781	428,414,415	2,459,325	2,079,845	—
Mesa Laboratories, Inc.	63,979,486	7,011,547	(9,960,153)	(5,992,998)	(19,096,324)	35,941,558	343,052	170,450	—
Methode Electronics, Inc.	115,112,247	12,136,445	(18,412,514)	(3,876,462)	(50,171,529)	54,788,187	2,410,391	1,055,951	—
MGP Ingredients, Inc.(b)	108,229,100	16,962,935	(24,308,122)	2,485,359	(9,621,954)	N/A	N/A	390,047	—
Middlesex Water Co.	90,171,104	20,637,963	(17,504,387)	(2,094,338)	(13,060,925)	78,149,417	1,190,939	1,139,041	—
MillerKnoll, Inc.	112,359,805	16,660,387	(28,071,592)	1,363,477	28,925,242	131,237,319	4,918,940	2,978,201	—
Minerals Technologies, Inc.	142,894,327	19,694,783	(30,132,234)	542,066	22,344,687	155,343,629	2,178,427	451,522	—
ModivCare, Inc.	77,735,239	6,112,530	(9,759,061)	(12,899,303)	(24,711,357)	36,478,048	829,235	—	—
Monarch Casino & Resort, Inc.(b)	71,511,446	10,593,607	(15,280,777)	2,666,881	(21,864,476)	N/A	N/A	839,378	—
Monro, Inc.	112,801,237	12,691,423	(18,460,139)	(7,995,334)	(37,040,271)	61,996,916	2,113,051	1,851,737	—
Moog, Inc., Class A	210,593,393	32,470,577	(50,324,747)	10,429,970	75,328,891	278,498,084	1,923,595	1,629,435	—
Movado Group, Inc.	32,925,280	4,798,684	(7,294,656)	(824,988)	2,024,779	31,629,099	1,049,058	2,689,576	—
Mr. Cooper Group, Inc.	192,972,305	—	(18,791,552)	5,763,574	105,308,363	285,252,690	4,380,416	—	—
Mueller Industries, Inc.	304,166,566	43,725,036	(69,391,438)	17,457,219	62,142,812	358,100,195	7,594,914	3,581,149	—
Myers Industries, Inc.	56,831,331	7,647,881	(10,846,832)	(511,436)	(4,769,434)	48,351,510	2,473,223	1,039,699	—
MYR Group, Inc.	152,100,623	22,623,924	(34,510,755)	11,231,529	10,305,978	161,751,299	1,118,380	—	—
Myriad Genetics, Inc.	137,194,406	24,755,208	(23,241,254)	(5,584,183)	(19,498,725)	113,625,452	5,936,544	—	—
Nabors Industries Ltd.	79,576,874	10,981,686	(17,654,254)	(2,653,877)	(21,456,831)	48,793,598	597,741	—	—
National Bank Holdings Corp., Class A	90,851,696	—	(6,713,905)	(2,279,008)	11,240,655	93,099,438	2,503,346	2,074,090	—
National HealthCare Corp.	—	86,147,241	(1,039,438)	10,554	(1,637,589)	83,480,768	903,276	532,639	—
National Presto Industries, Inc.(b)	26,513,693	3,800,881	(4,965,200)	(657,649)	7,242,302	N/A	N/A	—	—
National Vision Holdings, Inc.	108,050,132	17,134,274	(27,148,951)	(6,883,629)	18,516,497	109,668,323	5,239,767	—	—
Navient Corp.(b)	—	140,422,198	(35,474,555)	(629,198)	—	N/A	N/A	2,046,334	—
NBT Bancorp, Inc.	100,235,168	6,728,036	(2,641,773)	293,465	26,214,461	130,829,357	3,121,674	2,859,733	—
NCR Atleos Corp.	—	100,831,363	(5,171,447)	202,420	12,960,483	108,822,819	4,480,149	—	—
NCR Voyix Corp.	—	151,525,754	—	—	(45,602)	151,480,152	8,958,022	—	—
Nektar Therapeutics(a)	9,905,892	973	(9,649,944)	(165,202,115)	164,945,194	—	—	—	—
NeoGenomics, Inc.	160,271,933	20,597,373	(30,119,136)	(26,995,056)	14,285,349	138,040,463	8,531,549	—	—
NETGEAR, Inc.(a)	38,708,889	2,878,832	(29,811,819)	(33,024,682)	21,248,780	—	—	—	—
NetScout Systems, Inc.	140,765,615	22,070,122	(25,951,498)	(2,674,753)	(29,525,875)	104,683,611	4,769,185	—	—
New York Mortgage Trust, Inc.	69,395,712	9,399,382	(17,998,794)	(17,944,917)	8,923,474	51,774,857	6,069,737	5,070,527	—
Newell Brands, Inc.	—	256,721,724	(14,372,133)	(528,537)	(20,489,821)	221,331,233	25,498,990	1,788,752	—
NexPoint Residential Trust, Inc.	59,857,290	10,252,967	(437,448)	(3,390,431)	(13,956,800)	52,325,578	1,519,767	1,995,260	—
NextGen Healthcare, Inc.(a)	67,649,550	9,016,050	(101,124,217)	25,349,270	(890,653)	—	—	—	—
NMI Holdings, Inc., Class A	136,021,945	22,817,707	(40,564,036)	6,239,020	36,558,546	161,073,182	5,426,994	—	—
Northern Oil & Gas, Inc.	163,667,170	64,509,971	(39,029,104)	3,283,602	34,434,500	226,866,139	6,119,939	6,670,422	—
Northfield Bancorp, Inc.	36,132,664	2,156,995	(5,953,201)	(2,730,914)	4,403,379	34,008,923	2,703,412	1,120,438	—
Northwest Bancshares, Inc.	104,793,739	1,339,464	(4,532,189)	(2,162,444)	5,721,579	105,160,149	8,426,294	5,230,395	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Northwest Natural Holding Co.	$ 121,713,935	$ 15,620,744	$ (20,189,056)	$ (5,287,509)	$ (16,545,416)	$ 95,312,698	2,447,681	$ 3,663,917	$ —
NOW, Inc.	89,728,989	12,232,414	(22,045,077)	861,220	(159,687)	80,617,859	7,121,719	—	—
Nu Skin Enterprises, Inc., Class A	141,589,824	14,194,219	(21,875,905)	(8,038,589)	(61,606,458)	64,263,091	3,309,119	4,092,507	—
NuVasive, Inc.(b)	156,966,020	11,789,124	(130,731,239)	(1,908,881)	(3,566,134)	N/A	N/A	—	—
NV5 Global, Inc.	94,053,237	13,706,379	(18,917,230)	(2,787,427)	8,587,612	94,642,571	851,715	—	—
Oceaneering International, Inc.	128,820,488	20,924,300	(33,151,569)	7,419,097	19,469,893	143,482,209	6,742,585	—	—
ODP Corp. (The)	132,156,368	17,291,010	(48,080,146)	8,511,939	15,372,790	125,251,961	2,224,724	—	—
Office Properties Income Trust(a)	43,526,404	2,326,942	(23,937,723)	(78,837,839)	56,922,216	—	—	1,754,898	—
OFG Bancorp	83,033,016	940,404	(7,423,482)	1,354,528	39,021,365	116,925,831	3,119,686	2,110,715	—
O-I Glass, Inc.	255,527,856	27,764,503	(44,265,541)	4,043,538	(73,074,752)	169,995,604	10,378,242	—	—
Oil States International, Inc.	38,785,896	5,663,396	(8,566,032)	(8,881,952)	2,145,534	29,146,842	4,292,613	—	—
Olympic Steel, Inc.	36,165,345	5,358,861	(6,987,906)	2,285,726	7,077,780	43,899,806	658,168	252,864	—
Omnicell, Inc.	—	177,503,371	(8,607,324)	(839,015)	(53,493,814)	114,563,218	3,044,465	—	—
OneSpan, Inc.(a)	44,893,310	4,658,221	(33,240,763)	(15,118,551)	(1,192,217)	—	—	—	—
Onto Innovation, Inc.(a)	316,769,875	32,596,538	(488,789,135)	290,288,822	(150,866,100)	—	—	—	—
OPENLANE, Inc.(h)	108,570,937	15,993,962	(26,674,909)	613,086	8,622,497	107,125,573	7,233,327	—	—
OraSure Technologies, Inc.	31,793,506	5,091,050	(7,002,799)	(3,208,411)	13,686,759	40,360,105	4,921,964	—	—
Organon & Co.	—	292,203,958	(10,756,052)	(1,056,901)	(33,758,506)	246,632,499	17,103,502	4,814,314	—
Orion Office REIT, Inc.(a)	27,459,287	2,290,218	(24,696,459)	(56,839,460)	51,786,414	—	—	399,636	—
Orthofix Medical, Inc.(a)	41,630,802	5,923,318	(36,144,369)	(61,670,839)	50,261,088	—	—	—	—
OSI Systems, Inc.	116,917,844	18,846,687	(30,732,184)	6,733,814	22,891,061	134,657,222	1,043,450	—	—
Otter Tail Corp.	218,970,729	31,572,969	(49,208,179)	1,068,694	34,749,946	237,154,159	2,791,034	3,831,943	—
Outfront Media, Inc.	160,477,176	32,582,524	(31,511,815)	(8,230,087)	(17,580,279)	135,737,519	9,723,318	9,241,724	—
Owens & Minor, Inc.	80,595,549	14,908,369	(21,806,714)	(8,035,460)	33,049,332	98,711,076	5,122,526	—	—
Oxford Industries, Inc.	114,064,865	14,789,043	(24,019,510)	3,303,426	(9,495,824)	98,642,000	986,420	2,019,852	—
Pacific Premier Bancorp, Inc.	159,729,950	870,540	(7,616,928)	(5,452,864)	37,540,232	185,070,930	6,357,641	6,514,016	—
Pacira BioSciences, Inc.	136,465,947	17,018,303	(25,260,039)	(9,459,790)	(13,497,241)	105,267,180	3,119,952	—	—
Palomar Holdings, Inc.	101,500,711	14,413,516	(23,568,117)	(10,525,810)	10,394,282	92,214,582	1,661,524	—	—
Papa John’s International, Inc.	—	181,399,704	(12,601,672)	(454,980)	(1,216,324)	167,126,728	2,192,401	1,013,128	—
Park National Corp.	124,774,768	15,080,070	(24,441,848)	(1,219,381)	13,381,752	127,575,361	960,224	3,190,546	—
Pathward Financial, Inc.	81,920,594	569,166	(12,288,614)	3,566,725	18,110,934	91,878,805	1,735,855	278,542	—
Patrick Industries, Inc.	107,684,347	17,871,638	(31,013,133)	4,841,149	40,389,199	139,773,200	1,392,857	2,146,961	—
Patterson-UTI Energy, Inc.	184,904,881	111,369,726	(60,148,628)	8,631,042	(12,565,812)	232,191,209	21,499,186	4,770,133	—
PDF Solutions, Inc.	91,243,358	12,391,734	(16,047,355)	3,280,398	(24,978,114)	65,890,021	2,050,094	—	—
Pebblebrook Hotel Trust	110,799,552	23,035,107	(20,785,794)	495,246	15,234,442	128,778,553	8,058,733	239,662	—
Pediatrix Medical Group, Inc.	88,757,888	10,980,707	(16,267,140)	(7,606,773)	(24,270,756)	51,593,926	5,547,734	—	—
PennyMac Mortgage Investment Trust	79,670,825	12,916,933	(18,218,698)	(9,149,308)	21,654,279	86,874,031	5,810,972	9,674,729	—
Perdoceo Education Corp.	65,730,718	11,384,158	(19,171,342)	2,606,799	16,705,379	77,255,712	4,399,528	1,007,408	—
Perficient, Inc.	182,203,662	23,713,323	(36,307,036)	993,052	(17,414,784)	153,188,217	2,327,381	—	—
PetMed Express, Inc.(a)	24,777,043	818,005	(22,297,338)	(17,191,176)	13,893,466	—	—	454,117	—
PGT Innovations, Inc.	109,483,894	17,860,170	(33,209,731)	7,297,943	53,986,575	155,418,851	3,818,645	—	—
Phibro Animal Health Corp., Class A	22,546,153	2,661,476	(3,948,312)	(3,555,252)	(1,928,573)	15,775,492	1,362,305	520,391	—
Phillips Edison & Co., Inc.	—	311,314,122	(38,579,954)	564,521	18,598,074	291,896,763	8,001,556	4,655,712	—
Phinia, Inc.	—	128,709,623	(13,250,662)	(2,461,199)	(18,286,899)	94,710,863	3,126,803	1,608,520	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Photronics, Inc.	$ 74,377,150	$ 14,991,137	$ (20,937,798)	$ 4,705,276	$ 58,231,474	$ 131,367,239	4,187,671	$ —	$ —
Piper Sandler Cos.	138,401,808	26,772,947	(25,668,309)	7,823,512	28,733,879	176,063,837	1,006,827	1,831,975	—
Plexus Corp.	197,013,149	26,405,864	(42,932,039)	6,872,109	11,486,689	198,845,772	1,838,951	—	—
Powell Industries, Inc.	28,087,125	7,386,696	(10,765,478)	3,446,169	25,890,684	54,045,196	611,371	503,492	—
PRA Group, Inc.	110,378,706	9,155,905	(13,842,213)	(5,455,877)	(31,374,642)	68,861,879	2,628,316	—	—
Premier, Inc., Class A	—	187,251,145	(11,353,150)	(145,424)	3,333,141	179,085,712	8,009,200	1,661,116	—
Prestige Consumer Healthcare, Inc.	226,837,405	27,884,006	(44,932,657)	4,576,898	(11,085,928)	203,279,724	3,320,479	—	—
PriceSmart, Inc.	131,024,556	19,743,080	(31,395,169)	(265,029)	7,905,677	127,013,115	1,676,077	818,836	—
Privia Health Group, Inc.	—	216,801,374	(18,846,653)	(1,357,798)	(38,262,380)	158,334,543	6,875,143	—	—
ProAssurance Corp.	65,153,421	—	(2,414,600)	(5,657,381)	(10,485,540)	46,595,900	3,378,963	—	—
PROG Holdings, Inc.	86,731,227	14,865,734	(35,964,789)	5,963,345	20,989,515	92,585,032	2,995,310	—	—
Progress Software Corp.	181,504,715	25,825,631	(39,765,175)	7,465,329	(16,699,519)	158,330,981	2,915,856	1,589,780	—
ProPetro Holding Corp.	50,270,388	8,791,507	(22,602,259)	(13,852,848)	25,186,036	47,792,824	5,703,201	—	—
Proto Labs, Inc.	65,500,720	9,367,067	(17,034,687)	(26,685,113)	36,350,603	67,498,590	1,732,510	—	—
Provident Financial Services, Inc.	100,062,405	485,346	(3,901,812)	(1,181,718)	(5,170,864)	90,293,357	5,007,951	3,728,316	—
Quaker Chemical Corp.	196,336,906	25,094,679	(36,580,018)	(1,392,353)	14,316,246	197,775,460	926,696	1,267,764	—
Quanex Building Products Corp.	51,998,546	9,767,807	(14,953,607)	2,100,763	18,837,406	67,750,915	2,216,255	555,541	—
QuinStreet, Inc.	58,321,774	5,843,990	(7,464,547)	(2,898,339)	(9,283,172)	44,519,706	3,472,676	—	—
Rambus, Inc.(a)	401,070,030	53,998,267	(590,745,015)	403,818,657	(268,141,939)	—	—	—	—
Ranger Oil Corp., Class A(a)	56,740,686	2,579,172	(53,900,288)	(3,320,048)	(2,099,522)	—	—	103,721	—
Rayonier Advanced Materials, Inc.(a)	29,023,980	780,914	(20,167,465)	(23,724,998)	14,087,569	—	—	—	—
Ready Capital Corp.	72,885,125	61,342,044	(27,659,281)	(5,955,145)	8,066,705	108,679,448	10,602,873	10,433,945	—
Redwood Trust, Inc.	55,577,150	10,199,562	(7,570,054)	(11,208,761)	11,866,113	58,864,010	7,943,861	3,783,008	—
REGENXBIO, Inc.	51,752,926	9,131,773	(9,694,102)	(6,214,752)	3,649,825	48,625,670	2,708,951	—	—
Renasant Corp.	119,652,965	444,100	(5,734,141)	(2,102,551)	13,093,387	125,353,760	3,721,905	2,549,072	—
Resideo Technologies, Inc.	194,322,816	24,382,930	(38,565,779)	(4,897,876)	8,650,105	183,892,196	9,771,105	—	—
Resources Connection, Inc.	39,718,836	5,565,488	(8,348,507)	(712,701)	(5,839,235)	30,383,881	2,144,240	940,972	—
Retail Opportunity Investments Corp.	127,259,709	15,677,100	(22,672,987)	(6,918,716)	5,392,608	118,737,714	8,463,130	3,953,377	—
REX American Resources Corp.	31,659,279	6,155,901	(9,271,208)	1,612,578	18,086,139	48,242,689	1,019,930	—	—
REX Holdings, Inc.(a)(i)	25,663,511	1,984,950	(21,407,914)	(27,527,403)	21,286,856	—	—	609,700	—
Rogers Corp.	223,929,171	25,423,042	(61,070,231)	(23,386,280)	(16,772,726)	148,122,976	1,121,549	—	—
RPT Realty(a)	59,512,895	9,338,462	(86,106,157)	(1,512,114)	18,766,914	—	—	2,657,628	—
Rush Enterprises, Inc., Class A	—	205,670,923	—	—	(32,552)	205,638,371	4,088,238	—	—
Ruth’s Hospitality Group, Inc.(a)	36,264,292	1,594,123	(49,039,469)	6,170,918	5,010,136	—	—	—	—
RXO, Inc.	166,623,973	22,910,707	(35,699,571)	2,313,194	25,981,498	182,129,801	7,830,172	—	—
S&T Bancorp, Inc.	86,792,408	346,325	(6,933,573)	(2,337,926)	6,844,746	84,711,980	2,534,769	2,588,584	—
Sabre Corp.	102,368,422	26,589,771	(19,583,318)	(4,638,828)	7,070,219	111,806,266	25,410,515	—	—
Safety Insurance Group, Inc.	74,943,572	3,873,686	(5,526,739)	(840,097)	2,067,500	74,517,922	980,628	2,754,589	—
Sally Beauty Holdings, Inc.	121,550,237	12,308,644	(18,281,999)	(3,228,598)	(16,491,757)	95,856,527	7,218,112	—	—
Sanmina Corp.	259,046,060	31,347,399	(53,617,535)	8,319,786	(48,367,155)	196,728,555	3,829,639	—	—
ScanSource, Inc.	56,386,478	9,147,684	(14,480,772)	(1,813,544)	16,998,729	66,238,575	1,672,269	—	—
Scholastic Corp.	73,790,913	12,225,765	(24,574,803)	(348,854)	8,068,835	69,161,856	1,834,532	1,218,091	—
Schrodinger, Inc.	—	186,909,174	(16,522,614)	(3,435,968)	(35,856,684)	131,093,908	3,661,841	—	—
Seacoast Banking Corp. of Florida	134,871,391	10,329,124	(11,224,517)	(6,417,933)	33,097,924	160,655,989	5,644,975	3,162,807	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Select Medical Holdings Corp.	$ 196,195,141	$ 25,539,094	$ (40,364,125)	$ 5,822,301	$ (21,830,854)	$ 165,361,557	7,036,662	$ 2,736,998	$ —
Semtech Corp.	112,170,155	14,814,610	(22,573,943)	(4,544,430)	(5,399,740)	94,466,652	4,311,577	—	—
Seneca Foods Corp.(a)	20,048,629	864,059	(13,891,365)	(396,680)	(6,624,643)	—	—	—	—
Sensient Technologies Corp.	—	194,408,647	(13,851,956)	(123,376)	6,180,431	186,613,746	2,827,481	1,160,555	—
Service Properties Trust	120,094,831	13,889,784	(21,476,261)	(4,543,369)	(13,147,312)	94,817,673	11,102,772	6,973,809	—
ServisFirst Bancshares, Inc.	194,429,700	23,883,378	(37,421,789)	(7,429,366)	44,971,206	218,433,129	3,278,300	2,872,138	—
Shake Shack, Inc., Class A	150,917,929	24,105,924	(37,181,211)	(1,932,841)	50,079,219	185,989,020	2,509,296	—	—
Shenandoah Telecommunications Co.	69,197,290	10,630,743	(16,049,448)	(9,043,846)	18,279,352	73,014,091	3,377,155	303,438	—
Signet Jewelers Ltd.	257,612,338	32,574,210	(54,519,794)	16,055,222	70,375,085	322,097,061	3,002,956	2,194,123	—
Simmons First National Corp., Class A	153,694,354	—	(8,722,770)	(5,808,261)	25,469,275	164,632,598	8,298,014	5,201,621	—
Simply Good Foods Co. (The)	244,818,035	36,087,480	(39,718,716)	3,064,754	(4,085,433)	240,166,120	6,064,801	—	—
Simulations Plus, Inc.	51,277,409	7,896,937	(12,311,785)	(3,058,437)	3,932,715	47,736,839	1,066,745	201,294	—
SiTime Corp.	—	150,337,521	(13,511,258)	4,805	4,706,164	141,537,232	1,159,381	—	—
Six Flags Entertainment Corp.	144,071,924	18,941,969	(33,470,042)	1,253,303	(9,774,341)	121,022,813	4,825,471	—	—
SJW Group	147,687,023	20,536,817	(19,917,641)	(1,022,534)	(20,149,814)	127,133,851	1,945,430	2,210,576	—
SkyWest, Inc.	81,507,562	17,340,715	(55,224,333)	(5,722,151)	105,170,316	143,072,109	2,740,845	—	—
SL Green Realty Corp.	82,935,377	29,974,790	(15,257,733)	3,326,171	91,919,519	192,898,124	4,270,492	10,345,897	—
Sleep Number Corp.(a)	48,750,697	4,523,582	(25,212,089)	(28,071,019)	8,829	—	—	—	—
SM Energy Co.	252,060,526	40,259,602	(80,849,753)	12,863,625	76,972,611	301,306,611	7,781,679	3,807,624	—
SMART Global Holdings, Inc.	61,637,620	13,206,841	(16,458,205)	1,105,984	6,332,614	65,824,854	3,477,277	—	—
SolarEdge Technologies, Inc.	—	372,959,755	(3,850,979)	(57,776)	(13,327,195)	355,723,805	3,800,468	—	—
Sonic Automotive, Inc., Class A(b)	66,094,068	8,930,281	(19,820,120)	3,935,364	(32,296,288)	N/A	N/A	995,706	—
Sonos, Inc.	182,115,528	19,413,312	(29,705,945)	(15,520,532)	(9,151,658)	147,150,705	8,585,222	—	—
Southside Bancshares, Inc.	72,522,777	1,179,109	(8,847,079)	(2,196,498)	(2,693,037)	59,965,272	1,914,600	2,204,758	—
SpartanNash Co.	63,565,103	9,352,983	(14,559,065)	(2,016,840)	(3,153,674)	53,188,507	2,317,582	1,581,448	—
SPS Commerce, Inc.	399,593,013	57,450,758	(86,690,783)	29,916,897	75,557,304	475,827,189	2,454,742	—	—
SPX Technologies, Inc.	232,117,646	34,833,305	(53,194,240)	16,003,683	78,717,883	308,478,277	3,053,938	—	—
STAAR Surgical Co.	—	154,339,938	(16,537,123)	(367,810)	(35,411,637)	102,023,368	3,268,932	—	—
Standard Motor Products, Inc.	50,334,610	8,349,870	(11,986,747)	(2,270,360)	5,554,122	49,981,495	1,255,501	1,146,402	—
Standex International Corp.	106,286,124	17,343,493	(27,382,405)	5,828,275	23,965,534	126,041,021	795,814	716,400	—
Stellar Bancorp, Inc.	80,716,493	10,962,092	(13,035,108)	(1,162,451)	10,910,083	88,391,109	3,174,968	1,251,744	—
Stepan Co.	158,190,511	19,054,749	(28,548,332)	(4,108,795)	(10,089,340)	134,498,793	1,422,515	1,639,816	—
Steven Madden Ltd.	192,104,172	25,570,268	(47,117,454)	1,918,527	24,637,039	197,112,552	4,693,156	3,168,854	—
Stewart Information Services Corp.	76,127,135	195,534	(3,649,996)	(2,391,841)	36,288,731	106,569,563	1,813,950	2,617,761	—
StoneX Group, Inc.	132,431,538	16,219,866	(21,950,610)	5,973,223	1,850,297	134,524,314	1,822,082	—	—
Strategic Education, Inc.	145,694,199	18,454,773	(30,169,895)	1,091,308	810,411	135,880,796	1,471,049	2,805,135	—
Stride, Inc.	116,847,368	19,187,289	(33,714,339)	2,073,521	53,546,272	157,940,111	2,660,268	—	—
Sturm Ruger & Co., Inc.	73,737,279	10,660,358	(15,360,034)	(2,220,690)	(12,694,962)	54,121,951	1,190,802	1,059,912	—
Summit Hotel Properties, Inc.	54,522,356	5,055,002	(8,464,163)	(6,590,633)	3,559,414	48,081,976	7,155,056	1,357,724	—
SunCoke Energy, Inc.	54,577,450	8,109,537	(12,293,207)	227,304	9,602,489	60,223,573	5,607,409	1,643,501	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Sunstone Hotel Investors, Inc.	$ 151,302,794	$ 20,023,986	$ (35,184,593)	$ (1,883,914)	$ 13,300,440	$ 147,558,713	13,751,977	$ 3,491,575	$ —
Supernus Pharmaceuticals, Inc.	142,742,976	16,813,990	(25,740,335)	(869,199)	(27,063,815)	105,883,617	3,658,729	—	—
Sylvamo Corp.	107,425,527	21,900,173	(19,641,772)	2,308,897	4,518,538	116,511,363	2,372,457	2,579,970	—
Talos Energy, Inc.(c)	N/A	55,130,476	(28,682,263)	(4,070,383)	(12,088,056)	96,086,524	6,752,391	—	—
Tandem Diabetes Care, Inc.	190,328,065	17,844,625	(25,701,775)	(9,098,646)	(44,489,488)	128,882,781	4,357,092	—	—
Tanger, Inc.(j)	149,288,290	24,135,298	(32,762,480)	3,082,859	51,688,325	195,432,292	7,050,227	5,518,863	—
TechTarget, Inc.	70,076,304	9,496,592	(16,500,000)	(12,971,335)	9,834,597	59,936,158	1,719,339	—	—
Telephone & Data Systems, Inc.	76,222,146	14,675,560	(23,399,967)	(2,800,833)	56,418,599	121,115,505	6,600,300	3,843,292	—
Tennant Co.	92,604,246	16,313,531	(24,099,089)	2,071,645	29,044,094	115,934,427	1,250,776	1,052,299	—
Thryv Holdings, Inc.	51,410,241	7,153,925	(10,372,413)	(3,812,119)	(2,309,814)	42,069,820	2,067,313	—	—
TimkenSteel Corp.	52,888,690	8,934,522	(15,244,614)	3,016,924	10,713,751	60,309,273	2,571,824	—	—
Titan International, Inc.	38,870,980	6,961,715	(10,776,952)	967,486	14,558,489	50,581,718	3,399,309	—	—
Tompkins Financial Corp.	60,143,045	6,870,194	(9,939,794)	(3,141,034)	(3,086,847)	50,845,564	844,190	1,585,688	—
Topgolf Callaway Brands Corp.	—	134,577,019	(1,551,465)	13,751	3,353,569	136,392,874	9,511,358	—	—
Tredegar Corp.(a)	16,623,950	524,578	(11,477,416)	(20,166,677)	14,495,565	—	—	235,104	—
TreeHouse Foods, Inc.	185,248,352	23,183,233	(37,594,948)	1,834,667	(33,040,927)	139,630,377	3,368,646	—	—
Tri Pointe Homes, Inc.	185,957,853	29,634,620	(55,105,257)	9,881,622	59,525,594	229,894,432	6,494,193	—	—
Trinity Industries, Inc.	144,524,275	19,389,119	(29,977,283)	(105,176)	11,887,317	145,718,252	5,480,190	4,447,780	—
Trinseo PLC(a)	52,985,063	3,316,518	(25,344,346)	(71,026,237)	40,069,002	—	—	374,243	—
TripAdvisor, Inc.	—	125,534,576	(9,797,451)	535,027	39,540,587	155,812,739	7,237,006	—	—
Triumph Financial, Inc.	95,710,400	11,288,590	(23,276,862)	(2,838,411)	35,778,664	116,662,381	1,455,006	—	—
Triumph Group, Inc.	47,247,782	—	—	—	20,342,229	67,590,011	4,076,599	—	—
TrueBlue, Inc.	42,436,215	5,726,902	(10,574,154)	(3,659,885)	(1,933,995)	31,995,083	2,085,729	—	—
Trupanion, Inc.	109,637,605	10,911,734	(15,685,984)	(18,303,879)	(13,549,656)	73,009,820	2,392,980	—	—
TrustCo Bank Corp.	40,955,608	282,643	(935,539)	(471,795)	(671,092)	39,159,825	1,261,186	1,390,697	—
Trustmark Corp.	99,208,760	3,552,677	(2,723,882)	(1,309,407)	14,146,932	112,875,080	4,048,604	2,815,789	—
TTM Technologies, Inc.	100,193,427	14,306,801	(22,082,415)	(227,403)	16,055,190	108,245,600	6,846,654	—	—
Two Harbors Investment Corp.	103,215,451	14,693,011	(22,612,242)	(15,877,608)	10,322,502	89,741,114	6,442,291	10,204,768	—
U.S. Physical Therapy, Inc.	92,764,634	27,994,532	(22,033,250)	1,760,822	(6,993,458)	93,493,280	1,003,793	1,288,182	—
U.S. Silica Holdings, Inc.	65,681,594	10,429,250	(15,007,168)	(75,449)	(2,602,373)	58,425,854	5,165,858	—	—
UFP Technologies, Inc.	—	99,198,148	(11,196,936)	(544,008)	(6,491,223)	80,965,981	470,623	—	—
Ultra Clean Holdings, Inc.	109,650,769	14,721,289	(24,585,805)	(3,629,235)	6,674,130	102,831,148	3,012,043	—	—
UniFirst Corp.	193,944,463	24,632,662	(40,032,971)	(1,440,402)	7,796,492	184,900,244	1,010,881	1,002,359	—
uniQure NV(a)	60,288,023	3,969,038	(28,208,473)	(74,210,898)	38,162,310	—	—	—	—
United Community Banks, Inc.	223,750,587	5,909,840	(7,552,950)	(3,219,887)	11,907,009	230,794,599	7,887,717	5,540,251	—
United Fire Group, Inc.	42,728,827	3,050,360	(6,845,140)	(6,897,845)	(3,347,074)	28,689,128	1,425,901	733,590	—
United Natural Foods, Inc.	114,892,166	12,121,175	(19,783,215)	(11,303,846)	(31,345,081)	64,581,199	3,979,125	—	—
Uniti Group, Inc.	61,356,045	11,377,147	(17,584,612)	(13,183,233)	50,430,687	92,396,034	15,985,473	7,503,779	—
Unitil Corp.	66,644,509	8,633,481	(13,040,772)	(888,988)	(4,695,644)	56,652,586	1,077,660	1,369,068	—
Universal Corp.	94,377,815	14,272,332	(21,162,860)	(1,122,864)	24,350,453	110,714,876	1,644,606	4,093,823	—
Universal Health Realty Income Trust	44,402,307	5,997,326	(8,637,070)	(3,285,417)	(1,426,644)	37,050,502	856,659	1,899,236	—
Universal Insurance Holdings, Inc.(a)	36,438,725	2,388,188	(28,474,238)	(19,029,225)	8,676,550	—	—	627,957	—
Upbound Group, Inc.	89,481,843	15,232,458	(34,908,305)	(2,973,959)	34,772,607	101,604,644	2,991,011	4,621,077	—
Urban Edge Properties	128,562,943	20,189,297	(30,548,865)	(1,604,797)	27,510,994	144,109,572	7,874,840	3,948,296	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Urstadt Biddle Properties, Inc.(b)	$ 34,221,124	$ 3,466,739	$ (635,620)	$ 21,014	$ 3,293,438	$ N/A	N/A	$ 438,357	$ —
Vanda Pharmaceuticals, Inc.(a)	28,107,205	2,239,212	(21,717,754)	(58,839,841)	50,211,178	—	—	—	—
Varex Imaging Corp.	52,999,203	9,259,217	(13,184,697)	(2,806,565)	9,355,759	55,622,917	2,713,313	—	—
Vector Group Ltd.	114,861,598	15,863,094	(23,123,577)	2,355,910	(9,516,183)	100,440,842	8,904,330	5,543,648	—
Veeco Instruments, Inc.	78,954,802	19,721,961	(18,098,594)	4,805,188	32,041,207	117,424,564	3,784,227	—	—
Veradigm, Inc.	103,631,851	13,954,981	(21,118,102)	2,248,932	(21,712,282)	77,005,380	7,340,837	—	—
Vericel Corp.	100,897,978	16,749,172	(24,857,241)	(7,386,714)	28,397,035	113,800,230	3,195,738	—	—
Veris Residential, Inc.	84,533,556	13,637,548	(20,447,803)	1,218,640	5,587,367	84,529,308	5,373,764	550,742	—
Veritex Holdings, Inc.	68,439,831	—	(2,871,737)	(3,361,431)	21,594,401	83,801,064	3,601,249	2,227,915	—
Veritiv Corp.(a)	132,456,525	16,752,340	(182,144,887)	108,209,049	(75,273,027)	—	—	1,220,654	—
Verra Mobility Corp., Class A	171,896,557	58,109,263	(40,412,798)	2,549,026	64,135,539	256,277,587	11,127,989	—	—
Vestis Corp.	—	171,548,185	(1,991,519)	75,312	15,322,368	184,954,346	8,749,023	—	—
Viad Corp.	31,387,728	6,006,703	(8,577,339)	(4,024,955)	26,086,710	50,878,847	1,405,493	—	—
Viasat, Inc.(b)	188,377,568	22,967,631	(39,097,886)	(6,180,064)	4,530,475	N/A	N/A	—	—
Viavi Solutions, Inc.	177,432,688	21,468,323	(36,262,449)	(10,693,483)	(2,033,996)	149,911,083	14,886,900	—	—
Victoria’s Secret & Co.	—	119,676,643	(17,613,984)	91,834	35,141,014	137,295,507	5,173,154	—	—
Virtus Investment Partners, Inc.	94,337,674	11,848,315	(20,433,160)	792,033	23,136,815	109,681,677	453,680	2,485,654	—
Vista Outdoor, Inc.	113,962,723	16,800,210	(23,235,040)	1,889,271	5,558,270	114,975,434	3,888,246	—	—
Vital Energy, Inc.	55,637,675	36,909,312	(19,209,894)	(9,898,363)	12,065,345	75,504,075	1,659,795	—	—
Wabash National Corp.	85,424,750	12,099,784	(21,467,803)	3,872,253	(847,499)	79,081,485	3,086,709	796,880	—
WaFd, Inc.(k)	118,876,050	11,359,335	(1,940,454)	(107,996)	13,267,695	141,454,630	4,291,706	3,230,192	—
Walker & Dunlop, Inc.	170,050,668	31,683,107	(30,089,840)	3,189,214	73,632,985	248,466,134	2,238,232	4,197,095	—
WD-40 Co.	176,341,432	27,670,072	(44,195,472)	4,180,032	52,880,590	216,876,654	907,168	2,360,918	—
Westamerica BanCorp	85,488,457	1,415,344	(8,611,171)	(2,874,023)	24,239,925	99,658,532	1,766,682	2,412,054	—
Whitestone REIT	30,906,498	5,442,221	(5,978,851)	(2,358,483)	10,765,028	38,776,413	3,155,119	1,175,373	—
Winnebago Industries, Inc.	128,434,026	21,411,953	(35,089,919)	4,836,989	26,295,657	145,888,706	2,001,766	1,861,657	—
WisdomTree, Inc.(b)	47,941,123	4,087,892	(9,114,544)	(875,811)	11,561,307	N/A	N/A	713,944	—
WK Kellogg Co.	—	61,862,228	(2,832,661)	(67,850)	(968,025)	57,993,692	4,413,523	705,861	—
Wolverine World Wide, Inc.	97,581,873	9,800,103	(13,614,346)	(12,838,924)	(33,424,858)	47,503,848	5,343,515	1,628,585	—
World Kinect Corp.(l)	114,988,874	13,239,156	(23,907,998)	(6,684,057)	(5,785,557)	91,850,418	4,032,064	2,375,956	—
WSFS Financial Corp.	159,891,957	—	(9,057,648)	(3,089,181)	37,178,054	184,923,182	4,026,196	1,891,842	—
Xencor, Inc.	121,801,515	14,567,976	(21,038,356)	(10,239,152)	(18,530,352)	86,561,631	4,077,326	—	—
Xenia Hotels & Resorts, Inc.	109,489,891	8,262,222	(20,885,496)	(15,969,883)	15,845,867	96,742,601	7,102,981	2,195,263	—
Xerox Holdings Corp.	—	130,818,256	(9,189,921)	164,898	16,952,751	138,745,984	7,569,339	3,788,562	—
XPEL, Inc.	96,821,615	18,406,101	(18,311,224)	630,188	(20,818,131)	76,728,549	1,424,857	—	—
Xperi, Inc.	33,237,769	4,961,302	(6,251,785)	(10,374,186)	10,472,641	32,045,741	2,907,962	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Yelp, Inc.	$ 155,587,661	$ 27,522,830	$ (46,394,052)	$ 6,181,991	$ 74,010,231	$ 216,908,661	4,581,932	$ —	$ —
Zumiez, Inc.(a)	20,807,438	853,468	(17,265,476)	(12,559,816)	8,164,386	—	—	—	—
				$ (950,272,116)	$ 8,158,846,470	$ 74,707,575,387		$ 953,353,995	$ —
(a)	As of period end, the entity is no longer held.
(b)	As of period end, the entity was not considered an affiliate.
(c)	As of the beginning of the period, the entity was not considered an affiliate.
(d)	Represents net amount purchased (sold).
(e)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(f)	Formerly the EnPro Industries, Inc.
(g)	Formerly the Harsco Corp.
(h)	Formerly the KAR Auction Services, Inc.
(i)	Formerly the RE/MAX Holdings, Inc.
(j)	Formerly the Tanger Factory Outlet Centers, Inc.
(k)	Formerly the Washington Federal, Inc.
(l)	Formerly the World Fuel Services Corp.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$ 358,590,731	$ (585,466)(c)	$ 358,384,151	0.5%
	Monthly	HSBC Bank PLC(d)	02/10/28	782,348,787	54,133,695(e)	838,015,242	1.0
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	244,172,855	20,621,148(g)	265,613,507	0.3
					$ 74,169,377	$ 1,462,012,900
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(378,886) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(1,532,760) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(819,504) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-300 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	308,085	$ 5,108,049	1.4%
Banks
Banc of California, Inc.	1,367,259	18,362,288	5.1
Bank of Hawaii Corp.	8,607	623,663	0.2
BankUnited, Inc.	16,113	522,545	0.1
Cathay General Bancorp	443,481	19,765,948	5.5
Central Pacific Financial Corp.	123,068	2,421,978	0.7
CVB Financial Corp.	36,367	734,250	0.2
		42,430,672
Capital Markets
Moelis & Co., Class A	1,514,264	84,995,638	23.7
Commercial Services & Supplies
Pitney Bowes, Inc.	1,786,887	7,862,303	2.2
Communications Equipment
Extreme Networks, Inc.	2,491,619	43,952,159	12.3
Consumer Finance
Bread Financial Holdings, Inc.	2,633	86,731	0.0
Green Dot Corp., Class A	1,854	18,355	0.0
		105,086
Financial Services
Jackson Financial, Inc., Class A	663,410	33,966,592	9.5
Payoneer Global, Inc.	2,464,804	12,841,629	3.6
		46,808,221
Health Care Providers & Services
RadNet, Inc.	424,615	14,763,864	4.1
Independent Power and Renewable Electricity Producers
Clearway Energy, Inc., Class C	1,473,858	40,427,925	11.3
Insurance
Ambac Financial Group, Inc.	123,619	2,037,241	0.6
Employers Holdings, Inc.	2,399	94,521	0.0
		2,131,762
Metals & Mining
Warrior Met Coal, Inc.	35,970	2,193,091	0.6
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	2,675,732	40,617,612	11.3
Office REITs
Douglas Emmett, Inc.	12,737	184,686	0.1
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	452,494	16,457,207	4.6
	Shares	Value	% of Basket Value
Retail REITs
SITE Centers Corp.	739,807	$ 10,083,569	2.8%
Software
Envestnet, Inc.	5,297	262,307	0.1
Net Value of Reference Entity — Goldman Sachs Bank USA		$358,384,151
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	740,169	$ 12,272,002	1.5%
Banks
Ameris Bancorp	14,056	745,671	0.1
Atlantic Union Bankshares Corp.	131,818	4,816,630	0.6
Axos Financial, Inc.	11,125	607,425	0.1
Banc of California, Inc.	137,469	1,846,209	0.2
Bancorp, Inc. (The)	9,903	381,860	0.0
Banner Corp.	7,437	398,326	0.0
Cathay General Bancorp	15,298	681,832	0.1
Central Pacific Financial Corp.	26,315	517,879	0.1
Community Bank System, Inc.	11,560	602,392	0.1
First BanCorp/Puerto Rico	37,364	614,638	0.1
First Financial Bancorp	20,597	489,179	0.0
Fulton Financial Corp.	1,371,633	22,577,079	2.7
NBT Bancorp, Inc.	10,197	427,356	0.0
Pacific Premier Bancorp, Inc.	20,539	597,890	0.1
Pathward Financial, Inc.	4,428	234,374	0.0
Preferred Bank	240,234	17,549,094	2.1
Renasant Corp.	12,156	409,414	0.0
Seacoast Banking Corp. of Florida	18,438	524,745	0.1
Simmons First National Corp., Class A	27,103	537,723	0.1
United Community Banks, Inc.	25,764	753,855	0.1
WaFd, Inc.	14,018	462,033	0.0
WSFS Financial Corp.	13,151	604,025	0.1
		56,379,629
Capital Markets
Artisan Partners Asset Management, Inc., Class A	19,077	842,822	0.1
Moelis & Co., Class A	95,378	5,353,567	0.7
PJT Partners, Inc., Class A	422,575	43,047,715	5.1
		49,244,104
Commercial Services & Supplies
Pitney Bowes, Inc.	521,829	2,296,048	0.3

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Consumer Finance
Bread Financial Holdings, Inc.	1,501,983	$ 49,475,320	5.9%
Enova International, Inc.	4,855	268,773	0.0
		49,744,093
Containers & Packaging
Sealed Air Corp.	4,368,227	159,527,650	19.0
Diversified REITs
Global Net Lease, Inc.	4,650,562	46,273,092	5.5
Diversified Telecommunication Services
EchoStar Corp., Class A	888,433	14,721,335	1.7
Lumen Technologies, Inc.	20,041,631	36,676,184	4.4
		51,397,519
Financial Services
Jackson Financial, Inc., Class A	2,354,430	120,546,816	14.4
Payoneer Global, Inc.	41,653	217,012	0.0
Radian Group, Inc.	232,580	6,640,159	0.8
		127,403,987
Health Care Providers & Services
RadNet, Inc.	227,963	7,926,273	1.0
Insurance
Ambac Financial Group, Inc.	276,512	4,556,918	0.6
Employers Holdings, Inc.	5,570	219,458	0.0
Genworth Financial, Inc., Class A	668,993	4,468,873	0.5
Lincoln National Corp.	3,524,693	95,060,970	11.4
ProAssurance Corp.	22,744	313,640	0.0
		104,619,859
Metals & Mining
Warrior Met Coal, Inc.	199,779	12,180,526	1.5
Office REITs
Douglas Emmett, Inc.	2,951,787	42,800,911	5.1
JBG SMITH Properties	18,858	320,775	0.0
SL Green Realty Corp.	13,948	630,031	0.1
		43,751,717
Oil, Gas & Consumable Fuels
Green Plains, Inc.	302,539	7,630,034	0.9
Par Pacific Holdings, Inc.	286,446	10,418,041	1.3
		18,048,075
Pharmaceuticals
Collegium Pharmaceutical, Inc.	14,091	433,721	0.1
Professional Services
CSG Systems International, Inc.	6,150	327,241	0.0
	Shares	Value	% of Basket Value
Retail REITs
SITE Centers Corp.	1,190,951	$ 16,232,662	1.9%
Software
Adeia, Inc.	123,470	1,529,793	0.2
Envestnet, Inc.	1,583,749	78,427,251	9.3
		79,957,044
Net Value of Reference Entity — HSBC Bank PLC		$838,015,242
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Central Pacific Financial Corp.	58,364	$ 1,148,603	0.4%
Communications Equipment
Extreme Networks, Inc.	180,434	3,182,856	1.2
Financial Services
Radian Group, Inc.	7,038,486	200,948,775	75.7
Health Care Providers & Services
RadNet, Inc.	151,339	5,262,057	2.0
Insurance
Ambac Financial Group, Inc.	388,379	6,400,486	2.4
Metals & Mining
Warrior Met Coal, Inc.	753,842	45,961,747	17.3
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	74,484	2,708,983	1.0
Net Value of Reference Entity — JPMorgan Chase Bank NA		$265,613,507

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 75,445,579,744	$ —	$ —	$ 75,445,579,744
Short-Term Securities
Money Market Funds	6,058,634,976	—	—	6,058,634,976
	$ 81,504,214,720	$ —	$ —	$ 81,504,214,720
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 74,754,843	$ —	$ 74,754,843
Liabilities
Equity Contracts	—	(585,466)	—	(585,466)
	$ —	$ 74,169,377	$ —	$ 74,169,377
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust